united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

Inspire Global Hope ESG ETF (BLES)

(formerly known as Inspire Global Hope ETF)

Inspire Small/Mid Cap ESG ETF (ISMD)

(formerly known as Inspire Small/Mid Cap Impact ETF)

Inspire Corporate Bond ESG ETF (IBD)

(formerly known as Inspire Corporate Bond Impact ETF)

Inspire 100 ESG ETF (BIBL)

(formerly known as Inspire 100 ETF)

Inspire International ESG ETF (WWJD)

Inspire Tactical Balanced ESG ETF (RISN)

Inspire Faithward Mid Cap Momentum ESG ETF

(GLRY)

Inspire Faithward Large Cap Momentum ESG ETF

(FEVR)

Semi-Annual Report

May 31, 2022

1-877-658-9473

www.inspireetf.com

INSPIRE ETF SEMI-ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored to present you with the Semi-Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of May 31,2022.

We believe the past 6 months ended May 31, 2022 is the correction process that we have been expecting and although we can’t say when it will end, we do have confidence that it will end and the markets will enter the next bull phase. Even if some want to classify this correction as a “bear market” this too will end as all bear markets do and we believe long-term investors will be rewarded for holding steady in the face of all the recent bad news and volatility. We have faced several headwinds in the past 6 months that not only brought on the correction but have exacerbated the volatility. These headwinds include inflation running at levels not seen since the early 80s, a Federal Reserve that is trying to play catch up by raising interest rates at an accelerated pace, the unprovoked invasion of Ukraine by Russia, and a slowing economy that is probably already in a recession. These challenges are not a surprise to our Heavenly Father and our faith is steadfast in him.

We are thankful that the Lord has been faithful during the past 6 months and provided for our needs in amazing ways for His Glory. In the past 6 months, God continued to bless Inspire and has opened many opportunities to expand the biblically responsible investing (BRI) movement. We remain thankful as well for you, our shareholders, for being part of the BRI movement through the Inspire ETFs. We could not do what we do without you, and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of the Inspire ETFs.

BLES – Inspire Global Hope ETF

The market correction that we have been in for the past 6 months has provided a bumpy but sustained decline in the stock market. This is the first negative 6-month period for the fund since inception. BLES is down for the past 6 months ended May 31, 2022, -6.40% on a market price basis and -6.16% on the NAV.

ISMD – Inspire Small/Mid Cap Impact ETF

The small-cap and mid-cap markets slightly outperformed the US large-cap markets over the past 6 months ended May 31, 2022 with ISMD being down only -5.47% on a market price basis and -5.26% on the NAV.

IBD – Inspire Corporate Bond Impact ETF

The high inflation that has become evident over the past 6 months as well as the interest rate increases that the Federal Reserve has announced has caused interest rates to rise across the yield curve and bond values to fall. This caused negative total returns for IBD over the past 6 months. For the 6 months ended May 31, 2022, IBD is down -7.18% on a market price basis and down -7.32% on the NAV.

BIBL – Inspire 100 ETF

BIBL participated in the steep correction in the US large cap markets to finish the past 6 months ended May 31,2022 with a negative return of -13.50% on a market price basis and -13.44% on the NAV.

WWJD – Inspire International ESG ETF

The correction we saw in the US domestic markets over the past 6 months was also experienced across both the international developed countries as well as emerging markets. International and emerging markets had negative performance in line with the negative moves in the US markets. For the 6 months ended May 31, 2022, WWJD was down -6.12% on a market price basis and down -5.32% on the NAV.

RISN – Inspire Tactical Balanced ESG

RISN holds an 80% exposure to US large cap stocks and 20% to US fixed income during normal market conditions but the last 6 months have not been normal markets. The Fund adjusted to a defensive allocation over the past several months ending the quarter with an allocation of 10% US large cap stocks/80% US fixed income/10% Gold. Even with moving to a more conservative stance the fund still experienced negative performance in the 6 months ended May 31, 2022. RISN was down -11.70% on a market price basis and down -11.58% on the NAV.

GLRY – Inspire Faithward Mid Cap Momentum ESG

GLRY is focused on US mid cap stocks that the manager believes have the potential of outperformance over a market cycle when momentum factors are in favor. Momentum factors seemed to suffer more than the broader market in the 6 months ended May 31, 2022, as GLRY was down -17.79% on a market price basis and -17.68% on the NAV.

FEVR – Inspire Faithward Large Cap Momentum ESG

FEVR is focused on US large cap stocks that the manager believes have the potential of outperformance over a market cycle when momentum factors are in favor. Momentum factors seemed to suffer more than the broader market in the 6 months ended May 31, 2022, as FEVR was down -20.28% on a market price basis and -20.25% on the NAV.

Note: None of the Inspire ETFs use derivatives and all continue to be invested in ways that are consistent with the stated objectives and investment strategy detailed in each fund’s prospectus. Although Inspire doesn’t have a policy or practice of maintaining a specified level of distributions or yield payout to shareholders, we payout income monthly from the Fixed Income fund and quarterly from the Equity funds.

Closing Comments

Although the first 6 months of the fiscal year have been full of challenges as well as a deep correction in the capital markets bringing sustained negative performance for several months in a row, we know that our God is still on the throne as our Provider. We are grateful to God our Father, for His provision and wisdom in good times as well as these present challenging times. We cannot be certain of what the future holds but we remain confident in the one that holds the future. Even with all of the bad news in the media we remain thankful to be a part of the mission of making a positive impact in the world through our ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in the remainder of 2022.

Sincerely,

Darrell Jayroe, CIO

The views in this report were those of the Author as of May 31, 2022 and may not reflect their views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

There is no guarantee that the Funds will achieve their objectives, generate positive returns, or avoid losses.

Biblically Responsible Investment Risk. The Funds utilize related biblical values screening criteria in selecting its component securities. As a result of its strategy, a Fund’s exclusion of securities of certain issuers for nonfinancial reasons may cause the Fund to forgo some market opportunities available to funds that do not use these criteria. This could be due to biblically responsible companies falling out of favor with investors or failing to perform as well as companies that do not screen favorably.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. Certain Funds track an underlying index and may focus their investments in securities of a particular industry to the extent the underlying index does. This may cause those Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Certain of the Funds are not actively managed, and the Adviser will not sell shares of an equity security of those Funds due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying index or the selling of shares of that security is otherwise required upon a rebalancing of the underlying index as addressed in its methodology. Tracking error may occur because of imperfect correlation between a Fund’s holdings of portfolio securities and those in the underlying index. Certain Funds’ use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the underlying index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information visit www.inspireetf.com. Read it carefully. The Inspire ETFs are distributed by Foreside Financial Services LLC, Member FINRA. Inspire Investing, LLC and Foreside Financial Services LLC are not affiliated.

Advisory Services are offered through Inspire Investing, LLC, a Registered Investment Adviser with the SEC.

Inspire Global Hope ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the periods ended May 31, 2022, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Month	One Year	Three Year	Five Year	May 31, 2022
Inspire Global Hope ETF - NAV	(6.16)%	(6.45)%	12.94%	9.06%	9.44%
Inspire Global Hope ETF - Market Price	(6.40)%	(6.73)%	12.76%	8.92%	9.43%
Inspire Global Hope Large Cap Equal Weight Index ***	(6.29)%	(5.74)%	12.52%	9.29%	9.76%
S&P Global 1200 Total Return Index ****	(7.84)%	(4.15)%	13.18%	10.29%	10.78%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) would not exceed 0.52% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. The Fund’s total annual operating expenses (gross) are 0.49% per the March 30, 2022 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances, the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	5.6%
Electric Utilities	5.3%
Chemicals	5.2%
Medical Equipment & Devices	5.2%
Oil & Gas Producers	4.7%
Technology Services	4.0%
Semiconductors	3.8%
Software	3.7%
Transportation & Logistics	3.2%
Insurance	3.0%
Collateral For Securities Loaned	1.4%
Other Sectors	54.7%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the periods ended May 31, 2022, as compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Month	One Year	Three Year	Five Year	May 31, 2022
Inspire Small/Mid Cap Impact ETF - NAV	(5.26)%	(7.13)%	12.29%	8.84%	7.82%
Inspire Small/Mid Cap Impact ETF - Market Price	(5.47)%	(7.41)%	12.22%	8.81%	7.79%
Inspire Small/Mid Cap Impact Equal Weight Index ***	(5.09)%	(6.17)%	14.52%	10.30%	9.22%
S&P SmallCap 600 Equal Weight Total Return Index ****	(6.65)%	(9.34)%	16.19%	10.79%	9.35%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) would not exceed 0.60% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. The Fund’s total annual operating expenses (gross) are 0.48% per the March 30, 2022 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	9.9%
Chemicals	4.3%
Machinery	4.2%
Technology Hardware	3.7%
Software	3.6%
Semiconductors	3.4%
Biotech & Pharma	3.3%
Insurance	3.1%
Home Construction	2.9%
Food	2.9%
Collateral For Securities Loaned	0.7%
Other Sectors	57.8%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the periods ended May 31, 2022, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Month	One Year	Three Year	May 31, 2022
Inspire Corporate Bond Impact ETF - NAV	(7.32)%	(7.73)%	(0.20)%	0.86%
Inspire Corporate Bond Impact ETF - Market Price	(7.18)%	(7.77)%	(0.23)%	0.85%
Inspire Corporate Bond Impact Equal Weight Index ***	(7.29)%	(7.52)%	1.71%	2.41%
Bloomberg U.S. Intermediate Credit Total Return Index ****	(6.76)%	(7.00)%	0.95%	1.85%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.44% per the March 30, 2022 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars. Investors cannot invest directly in an index.

****	The Bloomberg U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Real Estate Investment Trusts	15.0%
Oil & Gas Producers	6.4%
Semiconductors	5.4%
Electrical Equipment	4.8%
Electric Utilities	4.5%
Home Construction	4.4%
Technology Services	4.4%
Commercial Support Services	4.0%
Diversified Industrials	3.8%
Food	3.4%
Other Sectors	41.0%
Other Assets Less Liabilities	2.9%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the periods ended May 31, 2022, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Month	One Year	Three Year	May 31, 2022
Inspire 100 ETF - NAV	(13.44)%	(7.97)%	15.09%	11.10%
Inspire 100 ETF - Market Price	(13.50)%	(8.02)%	15.07%	11.10%
Inspire 100 Index ***	(13.62)%	(7.45)%	16.24%	12.09%
S&P 500 Total Return Index ****	(8.85)%	(0.30)%	16.44%	12.89%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated on by the Trust’s Board of Trustees only 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.42% per the March 30, 2022 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Technology Services	10.9%
Semiconductors	10.1%
Medical Equipment & Devices	10.0%
Software	9.3%
Industrial Reit	4.0%
Metals & Mining	4.0%
Health Care Facilities & Services	3.8%
Residential Reit	3.5%
Commercial Support Services	2.9%
Electrical Equipment	2.9%
Other Sectors	38.3%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the periods ended May 31, 2022, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Month	One Year	May 31, 2022
Inspire International ESG ETF - NAV	(5.32)%	(9.53)%	10.97%
Inspire International ESG ETF - Market Price	(6.12)%	(9.69)%	10.95%
Inspire Global Hope Ex-US Index ***	(4.81)%	(8.79)%	9.08%
S&P International 700 Total Return Index ****	(5.88)%	(10.54)%	7.01%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser had contractually agreed to reduce its fees and/or absorb expenses of the Fund until March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) would not exceed 0.80% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. The Fund’s total annual operating expenses (gross) are 0.69% per the March 30, 2022 prospectus.

**	As of the commencement of operations on September 30, 2019.

***	The Inspire Global Hope Ex-US Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B USD or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Banking	9.5%
Chemicals	7.2%
Electric Utilities	6.6%
Transportation & Logistics	4.2%
Automotive	4.1%
Metals & Mining	4.1%
Oil & Gas Producers	3.9%
Asset Management	3.7%
Telecommunications	3.6%
Construction Materials	3.2%
Collateral For Securities Loaned	4.6%
Other Sectors	47.7%
Liabilities in Excess of Other Assets	(2.4)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Tactical Balanced ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmark:

			Since Inception** -
	Six Month	One Year	May 31, 2022
Inspire Tactical Balanced ESG ETF - NAV	(11.58)%	(6.01)%	6.25%
Inspire Tactical Balanced ESG ETF - Market Price	(11.70)%	(6.20)%	6.17%
S&P Target Risk Moderate Index ***	(8.66)%	(7.20)%	2.09%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.71% per the March 30, 2022 prospectus.

**	As of the commencement of operations on July 15, 2020.

***	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Tactical Balanced ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Asset Types are as follows:

Asset Type	% of Net Assets
Exchange Traded Fund
Fixed Income	79.2%
Closed-End Fund
Commodity	10.0%
Common Stock
Technology Services	1.2%
Medical Equipment & Devices	1.1%
Semiconductors	1.0%
Software	0.9%
Industrial Reit	0.4%
Metals & Mining	0.4%
Health Care Facilities & Services	0.4%
Residential Reit	0.3%
Oil & Gas Producers	0.3%
Transportation & Logistics	0.3%
Other Sectors	4.0%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the period ended November 30, 2021, as compared to its benchmark:

			Since Inception** -
	Six Month	One Year	May 31, 2022
Inspire Faithward Mid Cap Momentum ESG ETF - NAV	(17.68)%	(18.05)%	(2.31)%
Inspire Faithward Mid Cap Momentum ESG ETF - Market Price	(17.79)%	(18.02)%	(2.31)%
S&P MidCap 400 Index® ***	(6.46)%	(6.52)%	9.71%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated on by the Trust’s Board of Trustees only 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 1.02% per the March 30, 2022 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P MidCap 400 Index® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Insurance	11.3%
Semiconductors	10.8%
Software	7.4%
Steel	5.5%
Banking	5.5%
Technology Hardware	5.5%
Leisure Products	5.1%
Biotech & Pharma	3.3%
Chemicals	3.3%
Electrical Equipment	3.3%
Other Sectors	38.1%
Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the period ended November 30, 2021, as compared to its benchmark:

			Since Inception** -
	Six Month	One Year	May 31, 2022
Inspire Faithward Large Cap Momentum ESG ETF - NAV	(20.25)%	(9.18)%	(2.88)%
Inspire Faithward Large Cap Momentum ESG ETF - Market Price	(20.28)%	(9.25)%	(2.91)%
S&P 500 Total Return Index ***	(8.85)%	(0.30)%	9.48%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.80% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated on by the Trust’s Board of Trustees only 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 1.09% per the March 30, 2022 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2022

The Fund’s Top Sectors and Industries are as follows:

Sectors/Industries	% of Net Assets
Software	16.4%
Technology Hardware	8.1%
Banking	6.3%
Insurance	5.7%
Semiconductors	5.6%
Chemicals	5.4%
Entertainment Content	4.9%
Medical Equipment & Devices	4.1%
Real Estate Investment Trusts	3.4%
Oil & Gas Producers	3.3%
Other Sectors	36.1%
Other Assets Less Liabilities	0.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 1.4%
270,436	Rolls-Royce Holdings plc(a)	$295,433
3,038	Safran S.A.	313,843
775	Teledyne Technologies, Inc.(a)	313,991
4,870	Textron, Inc.	317,962
2,872	Thales S.A.	350,177
547	TransDigm Group, Inc.(a)	331,137
		1,922,543
	APPAREL & TEXTILE PRODUCTS - 0.4%
2,790	Cie Financiere Richemont S.A.	309,270
252	Hermes International(a)	300,225
		609,495
	ASSET MANAGEMENT - 2.1%
20,182	3i Group plc	322,866
3,437	Groupe Bruxelles Lambert S.A.	317,103
12,347	Industrivarden A.B.	319,840
12,596	Industrivarden A.B., C Shares	326,419
16,250	Investor A.B.	304,511
6,945	L E Lundbergforetagen A.B.	341,821
296	Partners Group Holding A.G.	317,624
3,283	Raymond James Financial, Inc.	323,343
8,544	Schroders plc	318,913
		2,892,440
	AUTOMOTIVE - 1.9%
4,089	Bayerische Motoren Werke A.G.	353,865
2,663	Cie Generale des Etablissements Michelin SCA	346,559
4,868	Continental A.G.	372,428
5,616	Denso Corporation	343,665
1,662	Ferrari N.V.	324,040
226,356	Geely Automobile Holdings Ltd.	432,681
5,222	Toyota Industries Corporation	336,715
		2,509,953
	BANKING - 5.6%
4,551	Commonwealth Bank of Australia	340,778
29,471	Credit Agricole S.A. (b)	326,247

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	BANKING - 5.6% (Continued)
20,786	Danske Bank A/S	$340,135
2,214	First Republic Bank	343,236
48,323	Grupo Financiero Banorte S.A.B. de C.V.	312,380
153,793	Intesa Sanpaolo SpA	335,169
8,704	KakaoBank Corporation(a)	284,827
4,937	KBC Group N.V.	307,867
2,140	M&T Bank Corporation	385,135
2,353	Macquarie Group Ltd.	313,992
171,228	Malayan Banking Bhd	355,829
15,055	National Australia Bank Ltd.	337,676
9,541	OTP Bank Nyrt	227,373
37,417	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	279,370
326,991	Public Bank Bhd	353,201
16,232	Regions Financial Corporation	358,565
1,201	Signature Bank	259,740
32,361	Skandinaviska Enskilda Banken A.B.	357,184
28,970	Standard Bank Group Ltd.	330,963
649	SVB Financial Group(a)	317,082
38,284	Svenska Handelsbanken A.B., A Shares	376,618
21,208	Swedbank A.B., A Shares	320,398
15,330	United Overseas Bank Ltd.	330,182
		7,493,947
	BEVERAGES - 0.3%
4,585	Monster Beverage Corporation(a)	408,615

	BIOTECH & PHARMA - 1.9%
2,209	Alnylam Pharmaceuticals, Inc.(a)	277,892
2,516	Celltrion, Inc.	325,078
10,655	Chugai Pharmaceutical Company Ltd.	292,031
1,804	CSL Ltd.	351,856
19,884	Grifols S.A. (b)	418,082
4,611	Incyte Corporation(a)	349,929
529	Regeneron Pharmaceuticals, Inc.(a)	351,647

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	BIOTECH & PHARMA - 1.9% (Continued)
3,055	UCB S.A.	$269,399
		2,635,914
	CABLE & SATELLITE - 0.2%
2,686	Liberty Broadband Corporation - Series A(a)	327,719

	CHEMICALS - 5.2%
2,059	Air Liquide S.A. (b)	359,866
4,155	Akzo Nobel N.V.	362,565
1,648	Albemarle Corporation	429,172
8,895	Asian Paints Ltd.	327,485
2,077	Avery Dennison Corporation	358,407
4,438	Brenntag S.E.	342,770
2,535	Celanese Corporation	396,778
524,680	Chandra Asri Petrochemical Tbk P.T.	368,997
3,526	Croda International plc	307,034
3,208	Eastman Chemical Company	353,393
375	EMS-Chemie Holding A.G.	320,900
12,730	Evonik Industries A.G.	340,623
88	Givaudan S.A.	323,049
2,016	Koninklijke DSM N.V.	340,364
54,512	Mitsubishi Chemical Holdings Corporation	324,475
5,330	Novozymes A/S, Class B	338,336
2,760	PPG Industries, Inc.	349,112
4,239	Sociedad Quimica y Minera de Chile S.A., Class B(a)	452,763
3,528	Solvay S.A.	344,962
3,015	Symrise A.G.	332,501
		7,073,552
	COMMERCIAL SUPPORT SERVICES - 2.3%
12,274	Bureau Veritas S.A.	353,979
848	Cintas Corporation	337,784
16,660	Compass Group plc	373,174
7,277	Edenred	358,656
3,572	Eurofins Scientific S.E.	332,855
2,729	Republic Services, Inc.	365,249

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.3% (Continued)
10,360	Rollins, Inc.	$367,366
125	SGS S.A.	310,086
2,302	Waste Management, Inc.	364,890
		3,164,039
	CONSTRUCTION MATERIALS - 2.3%
5,919	Cie de Saint-Gobain	350,045
7,004	CRH plc	288,924
6,142	HeidelbergCement A.G.	356,641
7,408	Holcim Ltd.	366,613
11,576	James Hardie Industries plc - ADR	299,845
939	Martin Marietta Materials, Inc.	318,678
31,958	Siam Cement PCL (The) - ADR	346,417
1,106	Sika A.G.	306,066
1,960	Vulcan Materials Company	323,145
		2,956,374
	CONTAINERS & PACKAGING - 1.1%
31,852	Amcor plc - ADR	418,919
2,865	Crown Holdings, Inc.	299,221
7,893	International Paper Company	382,416
2,336	Packaging Corporation of America	367,406
		1,467,962
	DATA CENTER REIT - 0.3%
2,540	Digital Realty Trust, Inc.	354,559

	DIVERSIFIED INDUSTRIALS - 1.0%
10,665	Alfa Laval A.B.	287,844
2,285	Dover Corporation	305,984
1,870	Honeywell International, Inc.	362,070
1,713	Illinois Tool Works, Inc.	356,424
		1,312,322
	E-COMMERCE DISCRETIONARY - 0.5%
2,725	Etsy, Inc.(a)	221,052
3,029	Wayfair, Inc., Class A(a)	179,892

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	E-COMMERCE DISCRETIONARY - 0.5% (Continued)
6,664	Zalando S.E.(a),	$270,723
		671,667
	ELECTRIC UTILITIES - 5.3%
14,408	AES Corporation (The)	317,552
5,836	Alliant Energy Corporation	372,454
7,837	Avangrid, Inc.	372,963
11,910	CenterPoint Energy, Inc.	381,716
3,877	Consolidated Edison, Inc.	384,831
30,729	E.ON S.E.	312,798
74,420	EDP - Energias de Portugal S.A.	373,178
16,987	Endesa S.A.	376,132
2,984,447	Enel Americas S.A. (a)	323,055
53,829	Enel SpA	349,192
27,191	Engie S.A. (a)	364,687
3,131	Entergy Corporation	376,722
5,372	Evergy, Inc.	375,718
19,448	Fortum OYJ	359,027
238,200	Gulf Energy Development PCL - ADR	336,637
33,030	Iberdrola S.A.	391,205
15,922	SSE plc	355,539
168,384	Tenaga Nasional Bhd	351,841
43,562	Terna Rete Elettrica Nazionale SpA	368,900
3,657	WEC Energy Group, Inc.	384,241
		7,228,388
	ELECTRICAL EQUIPMENT - 2.4%
2,703	AMETEK, Inc.	328,333
4,783	Amphenol Corporation, Class A	338,923
13,209	Assa Abloy A.B., Class B	324,858
4,700	Cognex Corporation	227,574
30,906	Delta Electronics Thailand PCL	311,600
25,571	Hexagon A.B.	311,301
2,286	Keysight Technologies, Inc.(a)	332,842
767	Roper Technologies, Inc.	339,351
1,675	Schindler Holding A.G.	343,325

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ELECTRICAL EQUIPMENT - 2.4% (Continued)
5,043	Trimble, Inc.(a)	$343,177
		3,201,284
	ENGINEERING & CONSTRUCTION - 1.0%
10,263	Bouygues S.A. (b)	353,923
13,629	Ferrovial S.A.	351,221
2,795	Quanta Services, Inc.	332,605
3,501	Vinci S.A.	336,986
		1,374,735
	ENTERTAINMENT CONTENT - 1.4%
4,557	Activision Blizzard, Inc.	354,899
6,620	AppLovin Corporation(a)	252,288
69,209	Bollore S.E.	368,441
9,135	Fox Corporation, Class A	324,384
2,352	Take-Two Interactive Software, Inc.(a)	292,895
14,254	Warner Bros Discovery, Inc.(a)	262,986
		1,855,893
	FOOD - 1.7%
12,546	Ajinomoto Company, Inc.	305,458
155	Barry Callebaut A.G.	339,594
3	Chocoladefabriken Lindt & Spruengli A.G.(a)	310,816
10,990	Conagra Brands, Inc.	361,461
121,200	Grupo Bimbo S.A.B. de C.V.	397,440
7,130	Hormel Foods Corporation	347,017
102,338	Wilmar International Ltd.	311,469
		2,373,255
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
18,102	Stora Enso OYJ, R Shares	350,013
30,268	Suzano S.A.	338,710
10,856	UPM-Kymmene OYJ	384,394
		1,073,117
	GAS & WATER UTILITIES - 0.5%
12,048	Naturgy Energy Group S.A.	363,884
63,677	Snam SpA	369,746
		733,630

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.0%
3,315	Catalent, Inc.(a)	$341,644
5,470	Fresenius Medical Care A.G. & Company KGaA	332,533
10,037	Fresenius S.E. & Company KGaA	343,436
1,441	HCA Healthcare, Inc.	303,186
246,836	IHH Healthcare Bhd	377,667
1,584	IQVIA Holdings, Inc.(a)	340,956
1,074	Molina Healthcare, Inc.(a)	311,696
13,617	Sonic Healthcare Ltd.	358,183
		2,709,301
	HEALTH CARE REIT - 0.4%
17,119	Medical Properties Trust, Inc.	318,071
5,848	Ventas, Inc.	331,816
		649,887
	HOME CONSTRUCTION - 1.0%
4,670	DR Horton, Inc.	350,951
584	Geberit A.G.	320,058
4,377	Lennar Corporation, Class A	351,254
79	NVR, Inc.(a)	351,599
		1,373,862
	HOUSEHOLD PRODUCTS - 0.8%
3,418	Beiersdorf A.G.	354,090
5,434	Henkel A.G. & Company KGaA	365,980
507	LG Household & Health Care Ltd.(a)	299,575
		1,019,645
	INDUSTRIAL REIT - 0.6%
6,203	Duke Realty Corporation	327,704
21,134	Goodman Group	311,619
2,240	Prologis, Inc.	285,555
		924,878
	INDUSTRIAL SUPPORT SERVICES - 0.9%
5,753	Ashtead Group plc	301,080
6,155	Fastenal Company	329,662
1,022	United Rentals, Inc.(a)	304,740

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.9% (Continued)
705	WW Grainger, Inc.	$343,384
		1,278,866
	INFRASTRUCTURE REIT - 1.0%
1,462	American Tower Corporation, A	374,462
1,989	Crown Castle International Corporation	377,214
1,069	SBA Communications Corporation	359,836
		1,111,512
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
110,308	B3 S.A. - Brasil Bolsa Balcao	294,962
3,210	Cboe Global Markets, Inc.	360,515
1,988	Deutsche Boerse A.G.	333,396
5,448	Interactive Brokers Group, Inc., Class A	335,270
2,735	Intercontinental Exchange, Inc.	280,037
3,522	London Stock Exchange Group plc	328,522
		1,932,702
	INSURANCE - 3.0%
10,832	Admiral Group plc	303,441
5,054	Brown & Brown, Inc.	300,056
2,660	Cincinnati Financial Corporation	340,108
17,443	Dai-ichi Life Holdings, Inc.	356,863
102,055	Legal & General Group plc	333,989
5,609	Loews Corporation	367,332
246	Markel Corporation(a)	336,880
24,807	Prudential plc	324,331
7,383	Sampo OYJ, A Shares	333,451
24,435	SBI Life Insurance Company Ltd.	369,375
566	Swiss Life Holding A.G.	320,341
14,931	Tryg A/S	348,067
		4,034,234
	INTERNET MEDIA & SERVICES - 1.2%
158	Booking Holdings, Inc.(a)	354,482
3,110	Naspers Ltd., N Shares	340,830
6,564	Prosus N.V.	340,142
3,569	REA Group Ltd.	288,373

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INTERNET MEDIA & SERVICES - 1.2% (Continued)
1,654	VeriSign, Inc.(a)	$288,706
		1,612,533
	LEISURE FACILITIES & SERVICES - 0.2%
3,116	Live Nation Entertainment, Inc.(a)	296,176

	MACHINERY - 2.2%
27,828	Atlas Copco A.B.	311,539
6,957	Atlas Copco A.B.(a)	5,684
1,647	Caterpillar, Inc.	355,505
22,603	CNH Industrial N.V.	336,486
2,042	FANUC Corporation	334,802
1,595	Nordson Corporation	347,519
1,254	Parker-Hannifin Corporation	341,301
16,608	Sandvik A.B.	340,094
644	SMC Corporation	333,252
50,547	WEG S.A.	269,792
		2,975,974
	MEDICAL EQUIPMENT & DEVICES - 5.2%
1,117	ABIOMED, Inc.(a)	294,553
830	Align Technology, Inc.(a)	230,441
634	Bio-Rad Laboratories, Inc., Class A(a)	340,959
2,423	Coloplast A/S - Series B	288,173
8,060	Demant A/S(a),	354,849
7,406	DENTSPLY SIRONA, Inc.	292,981
707	DexCom, Inc.(a)	210,644
3,138	Edwards Lifesciences Corporation(a)	316,467
1,921	EssilorLuxottica S.A. (b)	309,376
5,153	Exact Sciences Corporation(a)	256,671
4,796	Hologic, Inc.(a)	360,995
668	IDEXX Laboratories, Inc.(a)	261,602
1,390	Insulet Corporation(a)	296,737
1,204	Intuitive Surgical, Inc.(a)	274,079
2,358	Masimo Corporation(a)	331,134
262	Mettler-Toledo International, Inc.(a)	336,963

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.2% (Continued)
1,473	ResMed, Inc.	$299,697
883	Sonova Holding A.G.	312,001
1,493	STERIS plc	340,703
1,366	Stryker Corporation	320,327
1,051	Teleflex, Inc.	302,415
1,142	Waters Corporation(a)	374,519
880	West Pharmaceutical Services, Inc.	273,134
		6,979,420
	METALS & MINING - 2.5%
2,576	Anglo American Platinum Ltd.	282,140
16,333	Antofagasta plc	304,102
9,635	BHP Group Ltd.	308,400
24,613	Fortescue Metals Group Ltd.	355,146
7,222	Freeport-McMoRan, Inc.	282,236
18,130	Newcrest Mining Ltd.	325,734
4,590	Newmont Corporation	311,432
35,424	Norsk Hydro ASA	284,002
4,168	Rio Tinto Ltd.	342,274
4,587	Rio Tinto plc	332,370
4,768	Southern Copper Corporation	294,567
		3,422,403
	MULTI ASSET CLASS REIT - 0.6%
20,486	Segro plc	286,037
4,464	WP Carey, Inc.	375,601
		661,638
	OFFICE REIT - 0.4%
1,814	Alexandria Real Estate Equities, Inc.	301,033
2,808	Boston Properties, Inc.	312,193
		613,226
	OIL & GAS PRODUCERS - 4.7%
5,845	Continental Resources, Inc.	397,869
6,077	Devon Energy Corporation	455,167
2,643	Diamondback Energy, Inc.	401,789
19,440	Ecopetrol S.A. - ADR(b)	328,536

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	OIL & GAS PRODUCERS - 4.7% (Continued)
96,521	ENEOS Holdings, Inc.	$390,817
24,525	Eni SpA	373,732
3,031	EOG Resources, Inc.	415,126
30,549	Inpex Corporation	398,469
19,233	Kinder Morgan, Inc.	378,698
6,397	Occidental Petroleum Corporation	443,376
7,529	OMV A.G.	439,602
5,123	ONEOK, Inc.	337,350
82,484	PTT Exploration & Production PCL - ADR	407,397
3,657	Valero Energy Corporation	473,947
10,937	Williams Companies, Inc. (The)	405,325
16,718	Woodside Energy Group Ltd.	356,985
		6,404,185
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
9,539	Halliburton Company	386,330
8,715	Schlumberger N.V.	400,541
		786,871
	PUBLISHING & BROADCASTING - 0.5%
5,801	Liberty Media Corp-Liberty Formula One - Series A(a)	330,773
16,142	News Corporation, CLASS A - NON-VOTING	280,871
		611,644
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
8,969	Invitation Homes, Inc.	338,311

	REAL ESTATE OWNERS & DEVELOPERS - 1.5%
119,902	China Overseas Land & Investment Ltd.	348,375
72,290	Hongkong Land Holdings Ltd.	335,426
495,662	SM Prime Holdings, Inc.	348,579
12,992	Sumitomo Realty & Development Company Ltd.	350,734
143,714	Swire Properties Ltd.	351,629
7,582	Vonovia S.E.	288,485
		2,023,228
	RESIDENTIAL REIT - 1.5%
2,168	Camden Property Trust	311,086

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	RESIDENTIAL REIT - 1.5% (Continued)
4,730	Equity LifeStyle Properties, Inc.	$358,061
4,014	Equity Residential	308,396
1,051	Essex Property Trust, Inc.	298,326
1,723	Mid-America Apartment Communities, Inc.	311,863
2,059	Sun Communities, Inc.	337,944
6,322	UDR, Inc.	302,192
		2,227,868
	RETAIL - CONSUMER STAPLES - 1.5%
16,914	Aeon Company Ltd.	309,774
6,899	Avenue Supermarts Ltd.(a)	352,870
637	Costco Wholesale Corporation	296,982
1,611	Dollar General Corporation	354,968
2,287	Dollar Tree, Inc.(a)	366,675
15,111	Jeronimo Martins SGPS S.A.	309,291
		1,990,560
	RETAIL - DISCRETIONARY - 2.8%
177	AutoZone, Inc.(a)	364,558
1,928	Burlington Stores, Inc.(a)	324,482
3,616	CarMax, Inc.(a)	358,960
4,212	Floor & Decor Holdings, Inc., Class A(a)	317,753
2,853	Genuine Parts Company	390,091
4,442	Next plc	362,615
527	O’Reilly Automotive, Inc.(a)	335,789
3,719	Pandora A/S	300,311
3,955	Ross Stores, Inc.	336,254
20,919	SM Investments Corporation	342,072
1,581	Tractor Supply Company	296,216
		3,729,101
	RETAIL REIT - 0.8%
14,685	Kimco Realty Corporation	347,300
5,210	Realty Income Corporation	355,426
2,723	Simon Property Group, Inc.	312,192
		1,014,918

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SELF-STORAGE REIT - 0.4%
1,754	Extra Space Storage, Inc.	$312,563
926	Public Storage	306,173
		618,736
	SEMICONDUCTORS - 3.8%
2,205	Analog Devices, Inc.	371,322
528	ASML Holding N.V.	303,754
582	Broadcom, Inc.	337,636
2,706	Entegris, Inc.	300,258
10,390	Infineon Technologies A.G.	322,729
980	KLA Corporation	357,553
5,019	Marvell Technology, Inc.	296,874
4,802	Microchip Technology, Inc.	348,865
751	Monolithic Power Systems, Inc.	338,243
1,326	NVIDIA Corporation	247,591
1,961	NXP Semiconductors N.V.	372,118
5,693	ON Semiconductor Corporation(a)	345,451
2,878	Qorvo, Inc.(a)	321,617
2,687	Skyworks Solutions, Inc.	292,534
8,172	STMicroelectronics N.V. - ADR	327,534
3,034	Teradyne, Inc.	331,495
		5,215,574
	SOFTWARE - 3.7%
1,146	ANSYS, Inc.(a)	298,373
2,253	Cadence Design Systems, Inc.(a)	346,354
5,285	Ceridian HCM Holding, Inc.(a)	297,546
3,911	Cerner Corporation	370,958
2,651	Check Point Software Technologies Ltd.(a)	331,587
7,192	Dassault Systemes S.E.	302,478
3,404	DocuSign, Inc.(a)	285,630
1,073	Fortinet, Inc.(a)	315,612
16	Nice Ltd.(a)	3,232
18	Nice Ltd. - ADR(a)	3,577
1,058	Paycom Software, Inc.(a)	300,832
3,357	PTC, Inc.(a)	391,190

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SOFTWARE - 3.7% (Continued)
3,008	RingCentral, Inc., Class A(a)	$189,925
639	ServiceNow, Inc.(a)	298,713
4,825	SS&C Technologies Holdings, Inc.	308,752
1,105	Synopsys, Inc.(a)	352,716
827	Tyler Technologies, Inc.(a)	294,263
1,711	Veeva Systems, Inc., Class A(a)	291,315
		4,983,053
	STEEL - 0.2%
2,457	Nucor Corporation	325,454

	TECHNOLOGY HARDWARE - 1.4%
2,661	Arista Networks, Inc.(a)	272,167
3,057	Garmin Ltd.	322,880
4,243	NetApp, Inc.	305,284
36,876	Panasonic Holdings Corporation	339,190
780	Samsung SDI Company Ltd.	361,048
855	Zebra Technologies Corporation, Class A(a)	289,152
		1,889,721
	TECHNOLOGY SERVICES - 4.0%
4,013	Cognizant Technology Solutions Corporation, Class A	299,771
5,403	CoStar Group, Inc.(a)	329,259
1,250	EPAM Systems, Inc.(a)	423,150
1,538	Equifax, Inc.	311,568
3,629	Fidelity National Information Services, Inc.	379,231
1,469	FleetCor Technologies, Inc.(a)	365,502
1,218	Gartner, Inc.(a)	319,603
2,673	Global Payments, Inc.	350,270
1,504	Globant S.A.(a)	285,023
1,059	MarketAxess Holdings, Inc.	298,299
721	MSCI, Inc.	318,934
8,512	NEC Corporation	344,522
18,280	NTT Data Corporation	287,431
2,682	Paychex, Inc.	332,112
7,346	Tata Consultancy Services Ltd.	318,188

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY SERVICES - 4.0% (Continued)
1,690	Verisk Analytics, Inc.	$295,615
3,409	Wolters Kluwer N.V.	337,131
		5,595,609
	TELECOMMUNICATIONS - 1.8%
350,744	America Movil S.A.B. de C.V.	377,981
104,620	Koninklijke KPN N.V.	380,998
27,642	MTN Group Ltd.	298,263
186,210	Singapore Telecommunications Ltd.	352,001
32,508	Telefonica Brasil S.A.	349,072
89,918	Telia Company A.B.	368,447
124,960	Telstra Corp Ltd.	347,883
		2,474,645
	TIMBER REIT - 0.4%
9,557	Weyerhaeuser Company	377,693

	TRANSPORTATION & LOGISTICS - 3.2%
2,162	Aena SME S.A.(a),	329,858
17,337	Atlantia SpA	419,980
9,710	CSX Corporation	308,681
1,843	DSV A/S	302,513
6,181	East Japan Railway Company	317,592
3,491	Expeditors International of Washington, Inc.	379,959
1,776	JB Hunt Transport Services, Inc.	306,502
1,251	Kuehne + Nagel International A.G.	329,633
1,178	Old Dominion Freight Line, Inc.	304,207
31,035	Poste Italiane SpA	335,599
4,354	Ryanair Holdings plc - ADR(a)	379,669
36,615	Transurban Group	377,526
1,326	Union Pacific Corporation	291,428
		4,383,147
	TRANSPORTATION EQUIPMENT - 1.3%
15,041	Alstom S.A.	410,047
52,094	Iveco Group N.V.(a)	331,284
4,117	PACCAR, Inc.	357,520

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares				Fair Value
	COMMON STOCKS — 98.3% (Continued)

	TRANSPORTATION EQUIPMENT - 1.3% (Continued)
18,343	Volvo A.B.			$335,807
3,703	Westinghouse Air Brake Technologies Corporation			349,785
				1,784,443

	WHOLESALE - CONSUMER STAPLES - 0.2%
10,597	ITOCHU Corporation			304,190

	WHOLESALE - DISCRETIONARY - 0.8%
2,877	Copart, Inc.(a)			329,503
7,860	LKQ Corporation			403,925
819	Pool Corporation			326,471
				1,059,899

	TOTAL COMMON STOCKS (Cost $132,419,235)			133,376,510

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.1%

	OIL & GAS PRODUCERS - 0.1%
2,243	Occidental Petroleum Corporation(a) (b)	08/03/2027	$22.00	106,206

	TOTAL WARRANT (Cost $0)			106,206

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 1.4%

	MONEY MARKET FUND - 1.4%
1,836,655	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $1,836,655)(c)(d)	$1,836,655

	TOTAL INVESTMENTS - 99.8% (Cost $134,255,890)	$135,319,371
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	307,339
	NET ASSETS - 100.0%	$135,626,710

ADR	-	American Depositary Receipt

A/S	-	Anonim Sirketi

LTD	-	Limited Company

MSCI	-	Morgan Stanley Capital International

NV	-	Naamioze Vennootschap

OYJ	-	Julkinen osakeyhtiö

PLC	-	Public Limited Company

PT	-	Perseroan Terbatas

REIT	-	Real Estate Investment Trust

S/A	-	Société Anonyme

(a)	-	Non-income producing security.

(b)	-	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $1,729,965.

(c)	-	Security was purchased with cash received as collateral for securities on loan at May 31, 2022. Total collateral had a value of $1,836,655 at May 31, 2022.

(d)	-	Rate disclosed is the seven day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.2%
20,897	QuinStreet, Inc.(a)	$229,867

	AEROSPACE & DEFENSE - 1.0%
4,998	AAR Corporation(a)	241,004
6,279	Aerojet Rocketdyne Holdings, Inc.(a)	255,806
2,582	AeroVironment, Inc.(a)	237,441
6,074	Barnes Group, Inc.	218,846
1,930	Woodward, Inc.	196,107
		1,149,204
	APPAREL & TEXTILE PRODUCTS - 0.6%
2,600	Carter’s, Inc.	200,330
2,702	Oxford Industries, Inc.	246,314
5,937	Skechers USA, Inc., Class A(a)	233,918
		680,562
	ASSET MANAGEMENT - 0.6%
6,149	Artisan Partners Asset Management, Inc., Class A	236,184
2,826	Cohen & Steers, Inc.	215,369
3,530	Stifel Financial Corporation	226,520
		678,073
	AUTOMOTIVE - 1.5%
13,723	Dana, Inc.	227,253
2,567	Dorman Products, Inc.(a)	259,395
8,340	Gentex Corporation	259,207
3,325	Gentherm, Inc.(a)	229,226
5,600	Standard Motor Products, Inc.	223,720
13,303	Tenneco, Inc., Class A(a)	230,275
2,201	Visteon Corporation(a)	246,974
		1,676,050
	BANKING - 9.9%
5,548	Ameris Bancorp	252,932
10,558	Associated Banc-Corporation	218,551
15,303	Brookline Bancorp, Inc.	216,844
9,102	Byline Bancorp, Inc.	227,368
5,411	Cathay General Bancorp	222,446

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 9.9% (Continued)
3,095	City Holding Company	$254,068
3,391	Commerce Bancshares, Inc.	234,589
3,474	Community Bank System, Inc.	229,284
1,744	Cullen/Frost Bankers, Inc.	217,965
4,622	Customers Bancorp, Inc.(a)	190,889
4,259	Eagle Bancorp, Inc.	211,076
3,044	East West Bancorp, Inc.	223,856
15,985	First Commonwealth Financial Corporation	223,950
10,490	First Financial Bancorp	220,080
5,483	First Financial Bankshares, Inc.	226,119
10,341	First Horizon Corporation	236,085
6,641	First Interstate BancSystem, Inc., Class A	252,822
5,713	Flagstar Bancorp, Inc.	220,122
19,337	FNB Corporation	234,945
14,570	Fulton Financial Corporation	230,935
4,799	Glacier Bancorp, Inc.	232,320
8,253	Hilltop Holdings, Inc.(b)	247,673
10,778	Home BancShares, Inc.	243,475
15,103	Hope Bancorp, Inc.	220,202
5,701	International Bancshares Corporation	239,043
14,509	Lakeland Bancorp, Inc.	225,180
6,763	NBT Bancorp, Inc.	250,096
22,563	New York Community Bancorp, Inc.	225,179
18,014	Northwest Bancshares, Inc.	232,200
2,632	Pinnacle Financial Partners, Inc.	214,297
3,498	Prosperity Bancshares, Inc.	253,604
7,308	Renasant Corporation	226,110
8,236	S&T Bancorp, Inc.	242,221
2,535	ServisFirst Bancshares, Inc.	211,318
9,281	Simmons First National Corporation, Class A	238,615
5,958	Southside Bancshares, Inc.	240,286
4,902	Synovus Financial Corporation	209,070
4,253	Texas Capital Bancshares, Inc.(a)	240,422
8,125	Towne Bank	239,525

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 9.9% (Continued)
8,022	Trustmark Corporation	$233,360
2,496	UMB Financial Corporation	230,506
12,949	Umpqua Holdings Corporation	228,550
6,977	United Bankshares, Inc.	262,055
6,961	United Community Banks, Inc.	218,784
18,640	Valley National Bancorp	236,914
4,292	Webster Financial Corporation	210,694
7,033	WesBanco, Inc.	239,544
4,039	Westamerica BanCorporation	243,188
2,586	Wintrust Financial Corporation	225,991
		11,305,348
	BEVERAGES - 0.2%
492	Coca-Cola Consolidated, Inc.	277,965

	BIOTECH & PHARMA - 3.3%
2,033	Biohaven Pharmaceutical Holding Company Ltd.(a)	292,202
50,093	Bluebird Bio, Inc.(a)	160,298
18,640	Coherus Biosciences, Inc.(a)	136,818
6,540	Cytokinetics, Inc.(a)	260,946
5,861	Emergent BioSolutions, Inc.(a)	193,179
3,358	Enanta Pharmaceuticals, Inc.(a)	134,085
6,083	Halozyme Therapeutics, Inc.(a)	279,696
1,744	Heska Corporation(a)	174,034
12,485	Innoviva, Inc.(a)	189,397
19,330	Ironwood Pharmaceuticals, Inc.(a)	217,849
45,168	Nektar Therapeutics(a)	157,185
3,191	Pacira BioSciences, Inc.(a)	201,831
4,570	Prestige Consumer Healthcare, Inc.(a)	255,097
12,568	Revance Therapeutics, Inc.(a)	171,930
7,233	Sage Therapeutics, Inc.(a)	226,176
3,085	Sarepta Therapeutics, Inc.(a)	224,650
7,550	Supernus Pharmaceuticals, Inc.(a)	210,419
1,359	United Therapeutics Corporation(a)	313,031
		3,798,823

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CABLE & SATELLITE - 0.2%
163	Cable One, Inc.	$212,405

	CHEMICALS - 4.3%
4,696	AdvanSix, Inc.	217,566
1,767	Balchem Corporation	219,868
3,518	Cabot Corporation	265,996
7,633	Chemours Company (The)	328,905
11,671	Codexis, Inc.(a)	124,646
7,746	GCP Applied Technologies, Inc.(a)	241,056
3,630	HB Fuller Company	258,020
3,745	Ingevity Corporation(a)	260,952
2,621	Innospec, Inc.	267,421
2,842	Materion Corporation	232,987
3,653	Minerals Technologies, Inc.	242,048
747	NewMarket Corporation	246,151
4,610	Olin Corporation	303,292
1,390	Quaker Houghton	217,396
895	Rogers Corporation(a)	237,515
2,959	RPM International, Inc.	260,688
2,888	Sensient Technologies Corporation	252,527
5,070	Trinseo plc	239,760
7,633	Valvoline, Inc.	255,400
1,326	WD-40 Company	250,336
		4,922,530
	COMMERCIAL SUPPORT SERVICES - 2.6%
5,286	ABM Industries, Inc.	255,578
5,222	Brady Corporation, Class A	253,319
3,561	Brink’s Company (The)	216,616
1,425	CorVel Corporation(a)	212,553
7,984	Deluxe Corporation	191,057
4,312	Forrester Research, Inc.(a)	225,647
1,544	FTI Consulting, Inc.(a)	259,392
19,988	Harsco Corporation(a)	165,900
2,402	Insperity, Inc.	240,368

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.6% (Continued)
3,719	Korn Ferry	$228,570
2,454	TriNet Group, Inc.(a)	192,737
8,384	TrueBlue, Inc.(a)	184,616
1,314	UniFirst Corporation	214,760
6,791	Viad Corporation(a)	204,545
		3,045,658
	CONSTRUCTION MATERIALS - 1.0%
973	Carlisle Companies, Inc.	247,560
1,864	Eagle Materials, Inc.	243,364
9,105	MDU Resources Group, Inc.	249,295
2,204	Simpson Manufacturing Company, Inc.	238,803
7,738	Summit Materials, Inc., Class A(a)	211,325
		1,190,347
	CONSUMER SERVICES - 1.5%
394	Graham Holdings Company, Class B	241,530
2,487	Grand Canyon Education, Inc.(a)	221,766
7,548	Matthews International Corporation, Class A	244,253
1,427	Medifast, Inc.	237,952
9,713	Rent-A-Center, Inc.	267,496
3,670	Service Corporation International	257,010
3,628	Strategic Education, Inc.	238,795
		1,708,802
	CONTAINERS & PACKAGING - 0.8%
2,045	AptarGroup, Inc.	218,999
3,718	Greif, Inc., Class A	221,109
5,222	Silgan Holdings, Inc.	228,777
3,860	Sonoco Products Company	225,694
		894,579
	ELECTRIC UTILITIES - 1.9%
3,606	ALLETE, Inc.	223,644
3,153	Black Hills Corporation	241,709
5,720	Hawaiian Electric Industries, Inc.	246,932
2,095	IDACORP, Inc.	228,397
3,040	MGE Energy, Inc.	241,285

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRIC UTILITIES - 1.9% (Continued)
4,019	NorthWestern Corporation	$246,244
5,983	OGE Energy Corporation	247,098
2,994	Ormat Technologies, Inc.	251,377
5,091	PNM Resources, Inc.	241,975
		2,168,661
	ELECTRICAL EQUIPMENT - 2.0%
4,381	AAON, Inc.	234,734
2,824	Advanced Energy Industries, Inc.	230,043
2,422	Badger Meter, Inc.	191,677
4,371	Belden, Inc.	251,682
4,671	FARO Technologies, Inc.(a)	150,500
4,596	Itron, Inc.(a)	237,200
967	Littelfuse, Inc.	261,283
5,972	National Instruments Corporation	210,931
2,839	OSI Systems, Inc.(a)	238,249
1,721	Watts Water Technologies, Inc., Class A	225,158
		2,231,457
	ENGINEERING & CONSTRUCTION - 2.0%
3,129	AECOM	218,561
2,707	Comfort Systems USA, Inc.	242,872
2,148	EMCOR Group, Inc.	226,893
2,258	Exponent, Inc.	204,101
2,844	Installed Building Products, Inc.	271,716
4,426	KBR, Inc.	220,238
2,786	MasTec, Inc.(a)	232,882
2,568	MYR Group, Inc.(a)	235,254
1,461	Tetra Tech, Inc.	197,191
1,328	TopBuild Corporation(a)	261,961
		2,311,669
	ENTERTAINMENT CONTENT - 0.2%
5,941	AMC Networks, Inc., Class A(a)	233,244

	FOOD - 2.9%
10,440	BellRing Brands, Inc.(a)	273,006

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 2.9% (Continued)
4,400	Cal-Maine Foods, Inc.	$210,012
2,989	Darling Ingredients, Inc.(a)	239,329
9,455	Flowers Foods, Inc.	260,958
9,439	Fresh Del Monte Produce, Inc.	241,072
7,010	Hain Celestial Group, Inc. (The)(a)	184,714
2,769	Ingredion, Inc.	262,197
1,577	J & J Snack Foods Corporation	202,203
2,923	John B Sanfilippo & Son, Inc.	223,259
4,018	Lamb Weston Holdings, Inc.	271,536
1,647	Lancaster Colony Corporation	200,769
12,089	Phibro Animal Health Corporation, Class A	232,230
3,502	Post Holdings, Inc.(a)	287,969
1,304	Sanderson Farms, Inc.	260,148
		3,349,402
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
3,856	Louisiana-Pacific Corporation	266,296
3,635	Trex Company, Inc.(a)	231,622
		497,918
	GAS & WATER UTILITIES - 2.0%
2,718	American States Water Company	215,402
2,024	Atmos Energy Corporation	235,411
3,507	National Fuel Gas Company	257,870
5,279	New Jersey Resources Corporation	242,412
2,742	ONE Gas, Inc.	238,609
7,075	South Jersey Industries, Inc.	246,564
3,107	Southwest Gas Holdings, Inc.	289,354
3,386	Spire, Inc.	265,124
6,675	UGI Corporation	285,289
		2,276,035
	HEALTH CARE FACILITIES & SERVICES - 2.5%
3,685	Acadia Healthcare Company, Inc.(a)	262,261
1,405	Amedisys, Inc.(a)	162,854
481	Chemed Corporation	232,996
20,684	Community Health Systems, Inc.(a)	108,384

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
2,699	Ensign Group, Inc. (The)	$219,078
3,548	HealthEquity, Inc.(a)	222,034
1,441	LHC Group, Inc.(a)	240,157
3,455	National HealthCare Corporation	242,852
5,424	Owens & Minor, Inc.	189,189
6,772	Premier, Inc., Class A	253,341
10,200	Select Medical Holdings Corporation	248,370
2,807	Tenet Healthcare Corporation(a)	181,641
7,532	Tivity Health, Inc.(a)	244,037
		2,807,194
	HEALTH CARE REIT - 0.8%
12,497	CareTrust REIT, Inc.	231,569
11,344	Medical Properties Trust, Inc.	210,772
13,701	Physicians Realty Trust	254,154
16,230	Sabra Health Care REIT, Inc.	227,869
		924,364
	HOME & OFFICE PRODUCTS - 0.7%
6,516	HNI Corporation	248,455
11,220	Newell Brands, Inc.	240,557
8,692	Tempur Sealy International, Inc.	229,208
12,408	Tupperware Brands Corporation(a)	82,265
		800,485
	HOME CONSTRUCTION - 2.9%
4,953	American Woodmark Corporation(a)	257,952
2,673	Armstrong World Industries, Inc.	223,196
12,112	Griffon Corporation	388,432
17,967	Interface, Inc.	258,545
7,382	KB Home	254,605
2,462	LGI Homes, Inc.(a)	241,251
5,418	M/I Homes, Inc.(a)	253,292
3,061	Meritage Homes Corporation(a)	261,134
3,982	Patrick Industries, Inc.	239,358
13,421	PGT Innovations, Inc.(a)	269,762
8,742	Taylor Morrison Home Corporation(a)	253,256

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 2.9% (Continued)
5,096	Toll Brothers, Inc.	$257,195
11,975	Tri Pointe Homes, Inc.(a)	252,313
		3,410,291
	HOTEL REIT - 1.0%
23,706	DiamondRock Hospitality Company(a)	243,935
17,036	RLJ Lodging Trust	228,793
2,587	Ryman Hospitality Properties, Inc.(a)	230,993
24,201	Summit Hotel Properties, Inc.(a)	211,517
12,510	Xenia Hotels & Resorts, Inc.(a)	230,059
		1,145,297
	HOUSEHOLD PRODUCTS - 1.2%
5,505	Central Garden & Pet Company(a)	248,716
6,650	Edgewell Personal Care Company	242,060
7,948	Energizer Holdings, Inc.	238,361
1,237	Helen of Troy Ltd.(a)	229,080
2,764	Inter Parfums, Inc.	203,983
5,091	Nu Skin Enterprises, Inc., Class A	237,495
		1,399,695
	INDUSTRIAL INTERMEDIATE PROD - 1.3%
1,411	Chart Industries, Inc.(a)	248,167
5,630	Gibraltar Industries, Inc.(a)	235,109
4,611	Proto Labs, Inc.(a)	222,204
1,258	RBC Bearings, Inc.(a)	234,479
3,949	Timken Company (The)	241,165
1,013	Valmont Industries, Inc.	260,087
		1,441,211
	INDUSTRIAL REIT - 0.9%
1,184	EastGroup Properties, Inc.	191,275
3,882	First Industrial Realty Trust, Inc.	206,328
1,432	PS Business Parks, Inc.	268,686
3,216	Rexford Industrial Realty, Inc.	205,406
5,810	STAG Industrial, Inc.	193,473
		1,065,168

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
2,376	Applied Industrial Technologies, Inc.	$245,703
6,348	Textainer Group Holdings Ltd.	205,929
791	Watsco, Inc.	202,203
1,852	WESCO International, Inc.(a)	232,574
		886,409
	INFRASTRUCTURE REIT - 0.2%
17,680	Uniti Group, Inc.	200,491

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
2,170	Evercore, Inc., Class A	247,814
2,772	Houlihan Lokey, Inc.	238,226
4,000	SEI Investments Company	233,720
		719,760
	INSURANCE - 3.1%
288	Alleghany Corporation(a)	240,129
1,658	American Financial Group, Inc.	234,275
4,859	AMERISAFE, Inc.	244,894
9,616	CNO Financial Group, Inc.	197,801
5,913	Employers Holdings, Inc.	244,857
64,663	Genworth Financial, Inc., Class A(a)	261,885
1,610	Hanover Insurance Group, Inc. (The)	236,026
5,852	Horace Mann Educators Corporation	236,772
4,260	Kemper Corporation	225,056
4,389	Mercury General Corporation	214,842
1,757	Primerica, Inc.	221,382
9,128	ProAssurance Corporation	202,733
2,211	Reinsurance Group of America, Inc.	278,254
2,186	RLI Corporation	264,768
2,691	Safety Insurance Group, Inc.	249,886
		3,553,560
	INTERNET MEDIA & SERVICES - 0.2%
12,124	HealthStream, Inc.(a)	246,966

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	LEISURE FACILITIES & SERVICES - 2.1%
8,609	BJ’s Restaurants, Inc.(a)	$226,158
6,061	Cheesecake Factory, Inc. (The)	197,952
14,047	Cinemark Holdings, Inc.(a)	238,519
2,605	Jack in the Box, Inc.	177,922
1,517	Marriott Vacations Worldwide Corporation	224,091
2,314	Papa John’s International, Inc.	203,655
3,223	SeaWorld Entertainment, Inc.(a)	174,622
3,584	Shake Shack, Inc., Class A(a)	174,362
4,090	St Joe Company (The)	206,504
2,895	Texas Roadhouse, Inc.	225,723
10,980	Wendy’s Company (The)	204,667
2,026	Wingstop, Inc.	161,391
		2,415,566
	LEISURE PRODUCTS - 1.6%
2,968	Brunswick Corporation	223,283
10,260	Callaway Golf Company(a)	222,745
2,454	Fox Factory Holding Corporation(a)	201,277
2,279	Polaris, Inc.	242,827
3,505	Sturm Ruger & Company, Inc.	237,954
3,059	Thor Industries, Inc.	232,392
6,666	Vista Outdoor, Inc.(a)	256,908
4,466	Winnebago Industries, Inc.	220,844
		1,838,230
	MACHINERY - 4.2%
1,651	AGCO Corporation	211,543
1,679	Alamo Group, Inc.	197,501
2,882	Albany International Corporation, Class A	243,241
2,220	Crane Holdings Company	212,365
1,602	Curtiss-Wright Corporation	227,452
4,645	Donaldson Company, Inc.	242,841
3,466	ESCO Technologies, Inc.	228,097
2,907	Franklin Electric Company, Inc.	214,304
3,444	Graco, Inc.	218,005
5,473	Hillenbrand, Inc.	228,990

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 4.2% (Continued)
2,036	John Bean Technologies Corporation	$247,883
8,426	Kennametal, Inc.	233,737
1,754	Lincoln Electric Holdings, Inc.	238,228
1,533	Lindsay Corporation	193,158
1,815	MSA Safety, Inc.	231,394
2,385	Oshkosh Corporation	221,590
1,622	Regal Rexnord Corporation	202,669
2,405	Standex International Corporation	223,906
3,070	Tennant Company	191,077
6,756	Terex Corporation	239,095
2,830	Toro Company (The)	233,447
6,718	Zurn Water Solutions Corporation	193,613
		4,874,136
	MEDICAL EQUIPMENT & DEVICES - 1.7%
11,371	Artivion, Inc.(a)	222,417
3,282	Globus Medical, Inc., Class A(a)	218,581
3,857	Haemonetics Corporation(a)	243,994
1,076	ICU Medical, Inc.(a)	195,445
3,740	Integra LifeSciences Holdings Corporation(a)	234,274
3,627	Merit Medical Systems, Inc.(a)	222,662
9,642	Myriad Genetics, Inc.(a)	185,512
7,854	Neogen Corporation(a)	207,817
4,283	NuVasive, Inc.(a)	245,886
		1,976,588
	METALS & MINING - 0.9%
54,525	Coeur Mining, Inc.(a)	212,102
3,858	Compass Minerals International, Inc.	173,340
2,117	Encore Wire Corporation	264,667
36,720	Hecla Mining Company	173,318
1,707	Royal Gold, Inc.	193,028
		1,016,455
	MORTGAGE FINANCE - 0.5%
17,515	Apollo Commercial Real Estate Finance, Inc.	222,966
107,012	Invesco Mortgage Capital, Inc.(b)	190,481

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MORTGAGE FINANCE - 0.5% (Continued)
15,121	MFA Financial, Inc.	$204,436
		617,883
	MULTI ASSET CLASS REIT - 0.4%
15,359	LXP Industrial Trust	177,550
9,481	Washington Real Estate Investment Trust	230,293
		407,843
	OFFICE REIT - 1.8%
6,343	American Assets Trust, Inc.	216,296
16,990	Brandywine Realty Trust	189,439
8,418	Corporate Office Properties Trust	232,674
5,953	Cousins Properties, Inc.	205,676
7,182	Douglas Emmett, Inc.	203,035
5,221	Highwoods Properties, Inc.	205,133
3,139	Kilroy Realty Corporation	190,537
13,936	Mack-Cali Realty Corporation(a)	224,230
13,947	Piedmont Office Realty Trust, Inc., Class A	205,579
		1,872,599
	OIL & GAS PRODUCERS - 1.2%
6,144	HF Sinclair Corporation	301,670
1,651	Oasis Petroleum, Inc.	262,063
6,153	SM Energy Company	297,005
33,580	Southwestern Energy Company(a)	306,251
9,018	World Fuel Services Corporation	223,556
		1,390,545
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
15,840	Oceaneering International, Inc.(a)	201,485

	PUBLISHING & BROADCASTING - 1.1%
11,655	EW Scripps Company (The), Class A(a)	184,965
53,447	Gannett Company, Inc.(a)	210,047
5,265	New York Times Company (The), Class A	181,590
1,276	Nexstar Media Group, Inc., Class A	223,581
6,044	Scholastic Corporation	226,831

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	PUBLISHING & BROADCASTING - 1.1% (Continued)
3,874	World Wrestling Entertainment, Inc., Class A	$258,666
		1,285,680
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
7,743	Omega Healthcare Investors, Inc.	230,509

	RENEWABLE ENERGY - 0.6%
3,244	EnerSys	219,684
2,885	First Solar, Inc.(a)	203,710
7,837	Green Plains, Inc.(a)	255,329
		678,723
	RESIDENTIAL REIT - 0.3%
4,287	American Campus Communities, Inc.	278,656
9,086	Independence Realty Trust, Inc.	213,612
		492,268
	RETAIL - CONSUMER STAPLES - 1.2%
7,016	Big Lots, Inc.	171,822
1,222	Casey’s General Stores, Inc.	256,058
1,512	Five Below, Inc.(a)	197,452
5,630	Ollie’s Bargain Outlet Holdings, Inc.(a)	264,441
7,589	Sprouts Farmers Market, Inc.(a)	205,586
3,393	Weis Markets, Inc.	249,453
		1,344,812
	RETAIL - DISCRETIONARY - 2.9%
1,455	Asbury Automotive Group, Inc.(a)	263,573
924	Avis Budget Group, Inc.(a)	175,819
3,704	Builders FirstSource, Inc.(a)	241,093
2,413	Dick’s Sporting Goods, Inc.(b)	196,008
898	Dillard’s, Inc., Class A	270,729
19,095	EVgo, Inc.(a)(b)	182,930
5,601	Hibbett, Inc.	284,251
9,187	La-Z-Boy, Inc.	234,544
797	Lithia Motors, Inc.	242,663
5,966	MarineMax, Inc.(a)	247,052
5,505	Monro, Inc.	261,047

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 2.9% (Continued)
15,726	Sally Beauty Holdings, Inc.(a)	$238,406
4,862	Sleep Number Corporation(a)	223,312
5,670	Sonic Automotive, Inc., Class A	258,609
		3,320,036
	RETAIL REIT - 1.6%
11,143	Acadia Realty Trust	219,071
3,643	Agree Realty Corporation	253,444
8,924	Four Corners Property Trust, Inc.	246,035
10,585	Kite Realty Group Trust	221,862
5,328	National Retail Properties, Inc.	236,030
12,488	Retail Opportunity Investments Corporation	225,658
4,590	Saul Centers, Inc.	225,185
14,031	Tanger Factory Outlet Centers, Inc.	245,683
		1,872,968
	SEMICONDUCTORS - 3.4%
11,026	Amkor Technology, Inc.	225,371
2,857	Azenta, Inc.	218,960
6,012	CEVA, Inc.(a)	216,853
2,858	Cirrus Logic, Inc.(a)	233,041
887	Coherent, Inc.(a)	240,342
8,207	Cohu, Inc.(a)	249,739
2,770	Diodes, Inc.(a)	213,318
3,320	II-VI, Inc.(a)	207,500
2,212	IPG Photonics Corporation(a)	233,344
4,103	MaxLinear, Inc., A(a)	162,438
1,600	MKS Instruments, Inc.	197,600
2,593	Power Integrations, Inc.	218,797
3,464	Semtech Corporation(a)	222,008
1,609	Silicon Laboratories, Inc.(a)	239,998
1,230	Synaptics, Inc.(a)	182,188
8,883	Veeco Instruments, Inc.(a)	190,363
12,259	Vishay Intertechnology, Inc.	250,574
2,104	Wolfspeed, Inc.(a)	158,284
		3,860,718

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 3.6%
7,607	ACI Worldwide, Inc.(a)	$202,650
21,507	Alignment Healthcare, Inc.(a)	229,695
10,711	Allscripts Healthcare Solutions, Inc.(a)	183,051
4,039	Blackbaud, Inc.(a)	257,083
4,967	CDK Global, Inc.	270,504
3,646	CommVault Systems, Inc.(a)	222,442
7,340	Donnelley Financial Solutions, Inc.(a)	228,347
3,202	Envestnet, Inc.(a)	213,317
10,048	LivePerson, Inc.(a)	168,605
10,888	Mandiant, Inc.(a)	240,080
1,734	Manhattan Associates, Inc.(a)	209,693
498	MicroStrategy, Inc., Class A(a)(b)	131,816
3,589	New Relic, Inc.(a)	168,181
1,884	Omnicell, Inc.(a)	209,425
3,007	Pegasystems, Inc.	148,967
5,208	Progress Software Corporation	251,599
1,677	Qualys, Inc.(a)	219,150
1,824	SPS Commerce, Inc.(a)	195,241
4,683	Verint Systems, Inc.(a)	239,020
2,516	Ziff Davis, Inc.(a)	192,071
		4,180,937
	SPECIALTY FINANCE - 1.9%
3,874	Encore Capital Group, Inc.(a)	236,740
6,356	Enova International, Inc.(a)	200,722
3,707	First American Financial Corporation	224,607
2,022	LendingTree, Inc.(a)	127,608
17,835	MGIC Investment Corporation	248,442
2,858	Nelnet, Inc., Class A	242,044
13,299	SLM Corporation	260,528
4,019	Stewart Information Services Corporation	223,014
1,876	Walker & Dunlop, Inc.	199,438
1,269	World Acceptance Corporation(a)	187,901
		2,151,044

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SPECIALTY REIT - 0.2%
2,068	Lamar Advertising Company, Class A	$202,561

	STEEL - 1.2%
8,945	Allegheny Technologies, Inc.(a)	245,988
5,812	Commercial Metals Company	230,911
1,313	Reliance Steel & Aluminum Company	255,246
2,878	Steel Dynamics, Inc.	245,724
6,470	United States Steel Corporation	162,203
4,699	Worthington Industries, Inc.	219,161
		1,359,233
	TECHNOLOGY HARDWARE - 3.7%
14,551	3D Systems Corporation(a)	157,296
13,118	ADTRAN, Inc.	243,077
2,030	Arrow Electronics, Inc.(a)	244,920
9,793	Benchmark Electronics, Inc.	249,624
28,357	GoPro, Inc., Class A(a)	195,947
26,149	Harmonic, Inc.(a)	251,815
3,808	InterDigital, Inc.	248,624
3,912	Jabil, Inc.	240,666
11,140	Knowles Corporation(a)	214,111
2,464	Lumentum Holdings, Inc.(a)	212,101
6,015	NCR Corporation(a)	208,660
7,559	NetScout Systems, Inc.(a)	259,500
2,962	Plexus Corporation(a)	251,178
5,985	Sanmina Corporation(a)	262,682
6,348	Super Micro Computer, Inc.(a)	317,780
16,438	TTM Technologies, Inc.(a)	234,899
4,941	ViaSat, Inc.(a)	195,120
3,466	Vicor Corporation(a)	233,262
		4,221,262
	TECHNOLOGY SERVICES - 2.4%
801	CACI International, Inc., Class A(a)	224,576
3,803	CSG Systems International, Inc.	236,509
1,703	ExlService Holdings, Inc.(a)	242,150

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 2.4% (Continued)
518	Fair Isaac Corporation(a)	$212,147
8,852	Green Dot Corporation, Class A(a)	255,292
1,225	Jack Henry & Associates, Inc.	230,447
2,797	ManTech International Corporation, Class A	267,532
3,208	MAXIMUS, Inc.	208,167
2,189	Perficient, Inc.(a)	214,325
21,143	Sabre Corporation(a)	158,784
2,611	Science Applications International Corporation	226,008
1,353	WEX, Inc.(a)	230,389
		2,706,326
	TELECOMMUNICATIONS - 1.4%
19,414	8x8, Inc.(a)	140,752
3,713	Cogent Communications Holdings, Inc.	224,228
41,333	Consolidated Communications Holdings, Inc.(a)	273,623
5,996	Iridium Communications, Inc.(a)	222,512
10,360	Shenandoah Telecommunications Company	237,866
12,978	Telephone and Data Systems, Inc.	230,100
12,032	Vonage Holdings Corporation(a)	233,060
		1,562,141
	TIMBER REIT - 0.4%
4,577	PotlatchDeltic Corporation	240,109
5,823	Rayonier, Inc.	240,024
		480,133
	TRANSPORTATION & LOGISTICS - 2.0%
1,486	Allegiant Travel Company(a)	222,083
2,493	Forward Air Corporation	232,323
17,180	Heartland Express, Inc.	245,329
3,143	Hub Group, Inc., Class A(a)	229,376
4,790	Knight-Swift Transportation Holdings, Inc.	232,986
1,602	Landstar System, Inc.	242,591
1,991	Matson, Inc.	178,951
978	Saia, Inc.(a)	193,243
8,429	SkyWest, Inc.(a)	227,246

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION & LOGISTICS - 2.0% (Continued)
5,898	Werner Enterprises, Inc.	$239,282
		2,243,410
	TRANSPORTATION EQUIPMENT - 0.2%
7,028	Trinity Industries, Inc.	174,716

	WHOLESALE - CONSUMER STAPLES - 0.2%
4,775	Andersons, Inc. (The)	179,588

	WHOLESALE - DISCRETIONARY - 0.7%
4,315	ePlus, Inc.(a)	244,833
6,953	ScanSource, Inc.(a)	269,359
1,808	Veritiv Corporation(a)	262,794
		776,986

	TOTAL COMMON STOCKS (Cost $116,668,129)	113,374,871

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 0.7%
	MONEY MARKET FUND - 0.7%
746,849	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $746,849) (c)(d)	746,849

	TOTAL INVESTMENTS - 99.8% (Cost $117,414,978)	$114,121,720
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	206,600
	NET ASSETS - 100.0%	$114,328,320

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	-	Non-income producing security.

(b)	-	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $710,419.

(c)	-	Security was purchased with cash received as collateral for securities on loan at May 31, 2022. Total collateral had a value of $746,849 at May 31, 2022.

(d)	-	Rate disclosed is the seven day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1%
	AEROSPACE & DEFENSE — 1.4%
800,000	Teledyne Technologies, Inc.	0.9500	04/01/24	$765,448
800,000	Teledyne Technologies, Inc.	1.6000	04/01/26	730,524
950,000	Teledyne Technologies, Inc.	2.2500	04/01/28	844,276
800,000	Textron, Inc.	3.0000	06/01/30	717,327
				3,057,575
	BANKING — 1.4%
800,000	M&T Bank Corporation	3.5500	07/26/23	805,923
1,000,000	Regions Financial Corporation	1.8000	08/12/28	876,431
800,000	SVB Financial Group	2.1000	05/15/28	705,198
800,000	SVB Financial Group	3.1250	06/05/30	710,132
				3,097,684
	CHEMICALS — 3.3%
800,000	Albemarle Corporation	4.1500	12/01/24	822,443
1,644,000	Avery Dennison Corporation	4.8750	12/06/28	1,696,340
400,000	Avery Dennison Corporation	2.6500	04/30/30	349,780
800,000	Celanese US Holdings, LLC	3.5000	05/08/24	800,099
800,000	Celanese US Holdings, LLC	1.4000	08/05/26	715,074
800,000	Eastman Chemical Company	3.8000	03/15/25	801,352
800,000	Eastman Chemical Company	4.5000	12/01/28	802,930
800,000	PPG Industries, Inc.	1.2000	03/15/26	730,195
800,000	PPG Industries, Inc.	3.7500	03/15/28	805,090
				7,523,303
	COMMERCIAL SUPPORT SERVICES — 4.0%
2,024,000	Cintas Corp No 2	3.7000	04/01/27	2,039,219
800,000	Republic Services, Inc.	2.5000	08/15/24	787,429
1,460,000	Republic Services, Inc.	3.2000	03/15/25	1,448,315
400,000	Republic Services, Inc.	3.9500	05/15/28	401,919
950,000	Republic Services, Inc.	2.3000	03/01/30	833,888
400,000	Waste Connections, Inc.	4.2500	12/01/28	403,143
800,000	Waste Management, Inc.	2.4000	05/15/23	798,841
800,000	Waste Management, Inc.	3.1250	03/01/25	800,701
800,000	Waste Management, Inc.	3.1500	11/15/27	784,570
800,000	Waste Management, Inc.	2.0000	06/01/29	712,550
				9,010,575

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	CONSTRUCTION MATERIALS — 2.1%
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	$805,320
800,000	Martin Marietta Materials, Inc.	0.6500	07/15/23	780,502
800,000	Martin Marietta Materials, Inc.	3.5000	12/15/27	775,988
800,000	Vulcan Materials Company	4.5000	04/01/25	820,774
1,460,000	Vulcan Materials Company	3.9000	04/01/27	1,466,955
				4,649,539
	CONTAINERS & PACKAGING — 1.7%
800,000	Amcor Finance USA, Inc.	3.6250	04/28/26	787,684
400,000	Amcor Finance USA, Inc.	4.5000	05/15/28	406,980
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	921,070
800,000	Bemis Company, Inc.	2.6300	06/19/30	686,982
1,000,000	Packaging Corp of America	3.4000	12/15/27	980,899
				3,783,615
	DIVERSIFIED INDUSTRIALS — 3.8%
800,000	Dover Corporation	3.1500	11/15/25	792,492
800,000	Honeywell International, Inc.	2.3000	08/15/24	792,714
800,000	Honeywell International, Inc.	1.3500	06/01/25	764,096
2,359,000	Honeywell International, Inc.	2.5000	11/01/26	2,287,719
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	810,394
2,324,000	Illinois Tool Works, Inc.	2.6500	11/15/26	2,264,006
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	780,124
				8,491,545
	ELECTRIC UTILITIES — 4.5%
400,000	Alliant Energy Finance, LLC (a)	3.7500	06/15/23	400,470
800,000	Avangrid, Inc.	3.1500	12/01/24	792,994
1,260,000	Avangrid, Inc.	3.8000	06/01/29	1,224,390
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	732,711
236,000	CenterPoint Energy, Inc.	4.2500	11/01/28	235,929
400,000	CenterPoint Energy, Inc.	2.6500	06/01/31	349,237
800,000	Consolidated Edison, Inc.	0.6500	12/01/23	774,167
800,000	Entergy Corporation	0.9000	09/15/25	729,741
800,000	Entergy Corporation	1.9000	06/15/28	701,668
800,000	Entergy Corporation	2.8000	06/15/30	707,153
800,000	Evergy, Inc.	2.4500	09/15/24	778,816

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	ELECTRIC UTILITIES — 4.5% (Continued)
400,000	Evergy, Inc.	2.9000	09/15/29	$361,747
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	776,008
1,700,000	WEC Energy Group, Inc.	1.3750	10/15/27	1,495,421
				10,060,452
	ELECTRICAL EQUIPMENT — 4.8%
800,000	Amphenol Corporation	2.0500	03/01/25	772,087
2,539,000	Amphenol Corporation	4.3500	06/01/29	2,562,560
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	817,190
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	817,970
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	729,915
800,000	Roper Technologies, Inc.	3.6500	09/15/23	807,157
2,062,000	Roper Technologies, Inc.	3.8000	12/15/26	2,059,915
800,000	Roper Technologies, Inc.	4.2000	09/15/28	808,354
800,000	Trimble, Inc.	4.7500	12/01/24	814,953
800,000	Trimble, Inc.	4.9000	06/15/28	806,161
				10,996,262
	ENGINEERING & CONSTRUCTION — 0.3%
800,000	Quanta Services, Inc. B	2.9000	10/01/30	696,623

	ENTERTAINMENT CONTENT — 1.9%
1,500,000	Activision Blizzard, Inc.	3.4000	06/15/27	1,481,255
800,000	Discovery Communications, LLC	3.8000	03/13/24	804,807
800,000	Discovery Communications, LLC	3.9000	11/15/24	802,816
800,000	Fox Corporation	4.0300	01/25/24	812,158
400,000	Fox Corporation	3.5000	04/08/30	372,380
				4,273,416
	FOOD — 3.4%
400,000	Campbell Soup Company	4.1500	03/15/28	400,229
800,000	Conagra Brands, Inc.	0.5000	08/11/23	777,164
800,000	Conagra Brands, Inc.	4.6000	11/01/25	816,979
800,000	Conagra Brands, Inc.	1.3750	11/01/27	686,267
1,828,000	Conagra Brands, Inc.	4.8500	11/01/28	1,855,341
800,000	Hormel Foods Corporation	0.6500	06/03/24	766,192
800,000	Hormel Foods Corporation	1.7000	06/03/28	720,104

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	FOOD — 3.4% (Continued)
800,000	Hormel Foods Corporation	1.8000	06/11/30	$680,935
1,000,000	Ingredion, Inc.	2.9000	06/01/30	894,355
				7,597,566
	GAS & WATER UTILITIES — 0.1%
400,000	Atmos Energy Corporation	1.5000	01/15/31	328,140

	HEALTH CARE FACILITIES & SERVICES — 1.7%
1,190,000	HCA, Inc.	5.3750	02/01/25	1,231,126
1,790,000	HCA, Inc.	4.5000	02/15/27	1,808,104
800,000	HCA, Inc.	5.8750	02/01/29	845,404
				3,884,634
	HOME CONSTRUCTION — 4.4%
800,000	DR Horton, Inc.	5.7500	08/15/23	822,226
800,000	DR Horton, Inc.	2.5000	10/15/24	780,360
400,000	DR Horton, Inc.	1.3000	10/15/26	355,614
800,000	Fortune Brands Home & Security, Inc.	4.0000	09/21/23	809,337
800,000	Fortune Brands Home & Security, Inc.	4.0000	06/15/25	802,293
800,000	Fortune Brands Home & Security, Inc.	3.2500	09/15/29	715,729
800,000	Lennar Corporation	4.8750	12/15/23	814,792
800,000	Lennar Corporation	5.8750	11/15/24	832,811
860,000	Lennar Corporation	4.7500	11/29/27	866,349
800,000	Mohawk Industries, Inc.	3.6250	05/15/30	741,110
1,700,000	PulteGroup, Inc.	5.5000	03/01/26	1,777,822
800,000	PulteGroup, Inc.	5.0000	01/15/27	826,005
				10,144,448
	HOUSEHOLD PRODUCTS — 0.3%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	777,640

	INDUSTRIAL SUPPORT SERVICES — 0.3%
800,000	WW Grainger, Inc.	1.8500	02/15/25	771,443

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
3,524,000	Cboe Global Markets, Inc.	3.6500	01/12/27	3,524,905

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	INSURANCE — 1.1%
800,000	Arch Capital Finance, LLC	4.0110	12/15/26	$807,915
800,000	Brown & Brown, Inc.	4.2000	09/15/24	807,644
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	917,573
				2,533,132
	INTERNET MEDIA & SERVICES — 2.1%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	804,397
800,000	Booking Holdings, Inc.	3.5500	03/15/28	787,770
920,000	Booking Holdings, Inc.	4.6250	04/13/30	951,693
800,000	VeriSign, Inc.	5.2500	04/01/25	830,413
800,000	VeriSign, Inc.	4.7500	07/15/27	800,315
830,000	VeriSign, Inc.	2.7000	06/15/31	694,796
				4,869,384
	LEISURE PRODUCTS — 0.7%
1,000,000	Brunswick Corporation	2.4000	08/18/31	782,221
800,000	Hasbro, Inc.	3.5500	11/19/26	783,532
				1,565,753
	MACHINERY — 3.2%
800,000	Caterpillar, Inc.	3.4000	05/15/24	809,665
800,000	Caterpillar, Inc.	2.6000	09/19/29	745,422
800,000	Parker-Hannifin Corporation	2.7000	06/14/24	789,010
1,934,000	Parker-Hannifin Corporation	3.3000	11/21/24	1,933,939
3,035,000	Parker-Hannifin Corporation	3.2500	06/14/29	2,844,746
				7,122,782
	MEDICAL EQUIPMENT & DEVICES — 2.5%
1,884,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	1,643,108
800,000	Edwards Lifesciences Corporation	4.3000	06/15/28	811,523
800,000	Stryker Corporation	0.6000	12/01/23	772,995
800,000	Stryker Corporation	1.1500	06/15/25	748,137
800,000	Stryker Corporation	3.6500	03/07/28	787,892
1,000,000	Stryker Corporation	1.9500	06/15/30	855,527
				5,619,182
	METALS & MINING — 0.3%
800,000	Newmont Corporation	2.8000	10/01/29	729,674

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	OIL & GAS PRODUCERS — 6.4%
400,000	Devon Energy Corporation	7.8750	09/30/31	$492,622
400,000	Diamondback Energy, Inc.	3.1250	03/24/31	363,592
800,000	EOG Resources, Inc.	3.1500	04/01/25	797,864
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	803,015
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	811,705
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	923,214
400,000	Kinder Morgan, Inc.	7.8000	08/01/31	483,503
1,934,000	ONEOK Partners, L.P.	4.9000	03/15/25	1,976,850
800,000	ONEOK, Inc.	7.5000	09/01/23	833,909
800,000	ONEOK, Inc.	4.0000	07/13/27	787,734
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,135,085
2,024,000	Valero Energy Corporation	3.4000	09/15/26	1,983,182
1,437,000	Williams Companies, Inc.	3.9000	01/15/25	1,440,551
800,000	Williams Companies, Inc. (The)	4.5000	11/15/23	813,130
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	787,336
				14,433,292
	OIL & GAS SERVICES & EQUIPMENT — 0.8%
800,000	Halliburton Company	3.5000	08/01/23	803,985
1,030,000	Halliburton Company	3.8000	11/15/25	1,041,076
				1,845,061
	PUBLISHING & BROADCASTING — 0.7%
860,000	Discovery Communications, LLC	3.9500	03/20/28	830,448
800,000	Discovery Communications, LLC	4.1250	05/15/29	766,596
				1,597,044
	REAL ESTATE INVESTMENT TRUSTS — 15.0%
800,000	Alexandria Real Estate Equities, Inc.	3.4500	04/30/25	798,022
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	796,006
800,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	721,699
800,000	American Tower Corporation	3.0000	06/15/23	800,891
800,000	American Tower Corporation	2.9500	01/15/25	786,102
890,000	American Tower Corporation	3.3750	10/15/26	862,925
400,000	American Tower Corporation	3.6000	01/15/28	381,062
800,000	American Tower Corporation	3.9500	03/15/29	763,260
800,000	Camden Property Trust	4.1000	10/15/28	805,586

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 15.0% (Continued)
800,000	Crown Castle International Corporation	3.1500	07/15/23	$801,439
1,100,000	Crown Castle International Corporation	1.3500	07/15/25	1,019,539
800,000	Crown Castle International Corporation	4.0000	03/01/27	797,098
400,000	Crown Castle International Corporation	3.8000	02/15/28	389,786
1,000,000	Crown Castle International Corporation	4.3000	02/15/29	987,728
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	864,951
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	754,500
1,000,000	Extra Space Storage, L.P.	2.5500	06/01/31	853,711
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	642,962
2,024,000	Kimco Realty Corporation	2.7000	03/01/24	2,000,516
800,000	Kimco Realty Corporation	3.3000	02/01/25	793,190
800,000	Kimco Realty Corporation	2.8000	10/01/26	763,753
400,000	Kimco Realty Corporation	1.9000	03/01/28	354,603
800,000	Kimco Realty Corporation	2.7000	10/01/30	711,728
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	798,193
800,000	Public Storage	3.0940	09/15/27	775,680
800,000	Realty Income Corporation	3.8750	04/15/25	806,569
2,024,000	Realty Income Corporation	4.1250	10/15/26	2,053,385
400,000	Realty Income Corporation	2.2000	06/15/28	359,951
500,000	Realty Income Corporation	3.2500	06/15/29	473,600
400,000	Sun Communities Operating, L.P.	2.3000	11/01/28	350,885
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	677,949
800,000	UDR, Inc.	3.2000	01/15/30	740,273
800,000	Ventas Realty, L.P.	3.5000	04/15/24	803,004
800,000	Ventas Realty, L.P.	2.6500	01/15/25	778,153
2,024,000	Ventas Realty, L.P.	3.2500	10/15/26	1,960,597
400,000	Ventas Realty, L.P.	4.0000	03/01/28	393,630
1,130,000	Ventas Realty, L.P.	4.4000	01/15/29	1,122,959
1,000,000	Ventas Realty, L.P.	2.5000	09/01/31	851,958
800,000	WP Carey, Inc.	4.6000	04/01/24	814,887
800,000	WP Carey, Inc.	4.0000	02/01/25	805,063
800,000	WP Carey, Inc.	2.4000	02/01/31	673,507
				33,691,300
	RETAIL - CONSUMER STAPLES — 3.0%

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	RETAIL - CONSUMER STAPLES — 3.0% (Continued)
1,121,000	Costco Wholesale Corporation	2.7500	05/18/24	$1,124,612
2,046,000	Costco Wholesale Corporation	3.0000	05/18/27	2,031,149
800,000	Dollar General Corporation	3.2500	04/15/23	803,145
830,000	Dollar General Corporation	3.8750	04/15/27	832,125
2,039,000	Dollar Tree, Inc.	4.2000	05/15/28	2,035,611
				6,826,642
	RETAIL - DISCRETIONARY — 3.0%
1,621,000	AutoZone, Inc.	3.1250	07/15/23	1,621,174
400,000	AutoZone, Inc.	3.6250	04/15/25	400,737
2,024,000	AutoZone, Inc.	3.7500	06/01/27	2,011,588
800,000	Genuine Parts Company	1.8750	11/01/30	642,283
400,000	O’Reilly Automotive, Inc.	3.5500	03/15/26	398,014
830,000	O’Reilly Automotive, Inc.	3.6000	09/01/27	819,567
980,000	Tractor Supply Company	1.7500	11/01/30	791,412
				6,684,775
	SEMICONDUCTORS — 5.4%
1,384,000	Analog Devices, Inc.	2.9500	04/01/25	1,375,255
800,000	Analog Devices, Inc.	3.5000	12/05/26	804,677
400,000	Analog Devices, Inc.	1.7000	10/01/28	356,743
800,000	Analog Devices, Inc.	2.1000	10/01/31	700,692
800,000	Broadcom, Inc.	3.6250	10/15/24	799,083
800,000	Broadcom, Inc.	3.4590	09/15/26	781,017
2,000,000	Broadcom, Inc.	4.1100	09/15/28	1,952,551
800,000	KLA Corporation	4.6500	11/01/24	825,360
980,000	KLA Corporation	4.1000	03/15/29	992,716
800,000	Microchip Technology, Inc.	4.3330	06/01/23	809,016
800,000	NVIDIA Corporation	0.3090	06/15/23	784,049
800,000	NVIDIA Corporation	3.2000	09/16/26	804,178
400,000	NVIDIA Corporation	1.5500	06/15/28	357,669
800,000	NVIDIA Corporation	2.8500	04/01/30	751,416
				12,094,422
	SOFTWARE — 1.2%
800,000	Fortinet, Inc.	1.0000	03/15/26	717,341
800,000	Fortinet, Inc.	2.2000	03/15/31	665,251

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	SOFTWARE — 1.2% (Continued)
800,000	Roper Technologies, Inc.	2.3500	09/15/24	$785,283
800,000	ServiceNow, Inc.	1.4000	09/01/30	649,053
				2,816,928
	STEEL — 1.7%
800,000	Nucor Corporation	2.0000	06/01/25	765,894
800,000	Nucor Corporation	3.9500	05/01/28	793,267
800,000	Nucor Corporation	2.7000	06/01/30	716,392
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	786,425
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	745,573
				3,807,551
	TECHNOLOGY HARDWARE — 1.3%
800,000	FLIR Systems, Inc.	2.5000	08/01/30	686,708
800,000	NetApp, Inc.	3.3000	09/29/24	799,065
800,000	NetApp, Inc.	2.3750	06/22/27	747,145
800,000	NetApp, Inc.	2.7000	06/22/30	699,749
				2,932,667
	TECHNOLOGY SERVICES — 4.4%
800,000	Equifax, Inc.	3.9500	06/15/23	807,021
800,000	Equifax, Inc.	2.6000	12/01/24	782,772
800,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	763,519
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	831,996
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	806,114
800,000	Fidelity National Information Services, Inc.	3.7500	05/21/29	766,821
800,000	Global Payments, Inc.	3.7500	06/01/23	803,908
920,000	Global Payments, Inc.	2.6500	02/15/25	894,607
800,000	Global Payments, Inc.	4.4500	06/01/28	793,889
890,000	Global Payments, Inc.	3.2000	08/15/29	806,134
1,160,000	Verisk Analytics, Inc.	4.0000	06/15/25	1,175,685
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	788,212
				10,020,678
	TRANSPORTATION & LOGISTICS — 3.2%
400,000	CH Robinson Worldwide, Inc.	4.2000	04/15/28	392,991
800,000	CSX Corporation	3.4000	08/01/24	803,546
800,000	CSX Corporation	3.3500	11/01/25	798,763

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 97.1% (Continued)
	TRANSPORTATION & LOGISTICS — 3.2% (Continued)
800,000	CSX Corporation	2.6000	11/01/26	$764,795
920,000	CSX Corporation	4.2500	03/15/29	934,373
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	805,745
800,000	Kansas City Southern	3.0000	05/15/23	801,606
800,000	Union Pacific Corporation	3.5000	06/08/23	807,357
400,000	Union Pacific Corporation	3.7500	07/15/25	405,339
800,000	Union Pacific Corporation	2.1500	02/05/27	752,677
				7,267,192
	TRANSPORTATION EQUIPMENT — 0.2%
400,000	Westinghouse Air Brake Technologies Corporation	4.9500	09/15/28	403,117

	TOTAL CORPORATE BONDS (Cost $240,278,342)			219,529,941

	TOTAL INVESTMENTS - 97.1% (Cost $240,278,342)			$219,529,941
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%			6,589,189
	NET ASSETS - 100.0%			$226,119,130

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2022 the total market value of 144A securities is 400,470 or 0.2% of net assets.

See accompanying notes to financial statements.

INSPIRE 100 ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 0.7%
4,448	Teledyne Technologies, Inc.(a)	$1,802,107

	BANKING - 1.6%
6,899	Signature Bank	1,492,047
6,067	SVB Financial Group(a)	2,964,154
		4,456,201
	BIOTECH & PHARMA - 1.2%
12,523	Alnylam Pharmaceuticals, Inc.(a)	1,575,393
21,634	Incyte Corporation(a)	1,641,805
		3,217,198
	CHEMICALS - 2.0%
10,578	Albemarle Corporation	2,754,723
8,338	Avery Dennison Corporation	1,438,805
12,567	Eastman Chemical Company	1,384,381
		5,577,909
	COMMERCIAL SUPPORT SERVICES - 2.9%
9,971	Cintas Corporation	3,971,748
32,370	Republic Services, Inc.	4,332,402
		8,304,150
	CONTAINERS & PACKAGING - 0.5%
13,055	Crown Holdings, Inc.	1,363,464

	DATA CENTER REIT - 1.5%
29,127	Digital Realty Trust, Inc.	4,065,838

	DIVERSIFIED INDUSTRIALS - 0.7%
14,799	Dover Corporation	1,981,734

	E-COMMERCE DISCRETIONARY - 0.7%
15,449	Etsy, Inc.(a)	1,253,222
11,909	Wayfair, Inc., Class A(a)	707,276
		1,960,498
	ELECTRIC UTILITIES - 2.5%
63,244	AES Corporation (The)	1,393,898

See accompanying notes to financial statements.

INSPIRE 100 ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 2.5% (Continued)
25,156	Alliant Energy Corporation	$1,605,456
38,021	Avangrid, Inc.	1,809,419
62,151	CenterPoint Energy, Inc.	1,991,940
		6,800,713
	ELECTRICAL EQUIPMENT - 2.9%
62,449	Amphenol Corporation, Class A	4,425,136
16,512	Cognex Corporation	799,511
18,907	Keysight Technologies, Inc.(a)	2,752,859
		7,977,506
	ENGINEERING & CONSTRUCTION - 0.6%
14,009	Quanta Services, Inc.	1,667,071

	ENTERTAINMENT CONTENT - 1.7%
39,052	AppLovin Corporation(a)	1,488,272
57,346	Fox Corporation, Class A	2,036,356
71,229	Warner Bros Discovery, Inc.(a)	1,314,175
		4,838,803
	FOOD - 1.0%
54,380	Hormel Foods Corporation	2,646,675

	HEALTH CARE FACILITIES & SERVICES - 3.8%
18,347	Catalent, Inc.(a)	1,890,842
32,471	HCA Healthcare, Inc.	6,831,898
6,128	Molina Healthcare, Inc.(a)	1,778,468
		10,501,208
	HEALTH CARE REIT - 1.2%
59,105	Medical Properties Trust, Inc.	1,098,171
39,647	Ventas, Inc.	2,249,571
		3,347,742
	INDUSTRIAL REIT - 4.0%
37,977	Duke Realty Corporation	2,006,325
74,400	Prologis, Inc.	9,484,512
		11,490,837

See accompanying notes to financial statements.

INSPIRE 100 ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.8%
7,205	United Rentals, Inc.(a)	$2,148,387

	INSURANCE - 0.6%
24,870	Loews Corporation	1,628,736

	MACHINERY - 1.8%
5,984	Nordson Corporation	1,303,794
13,244	Parker-Hannifin Corporation	3,604,619
		4,908,413
	MEDICAL EQUIPMENT & DEVICES - 10.0%
61,025	Edwards Lifesciences Corporation(a)	6,154,371
16,802	Exact Sciences Corporation(a)	836,908
8,465	IDEXX Laboratories, Inc.(a)	3,315,063
35,037	Intuitive Surgical, Inc.(a)	7,975,823
6,187	Masimo Corporation(a)	868,840
2,370	Mettler-Toledo International, Inc.(a)	3,048,104
16,247	ResMed, Inc.	3,305,615
7,705	West Pharmaceutical Services, Inc.	2,391,478
		27,896,202
	METALS & MINING - 4.0%
147,726	Freeport-McMoRan, Inc.	5,773,132
76,357	Newmont Corporation	5,180,822
		10,953,954
	MULTI ASSET CLASS REIT - 0.6%
19,399	WP Carey, Inc.	1,632,232

	OFFICE REIT - 1.6%
15,895	Alexandria Real Estate Equities, Inc.	2,637,775
15,379	Boston Properties, Inc.	1,709,837
		4,347,612
	OIL & GAS PRODUCERS - 2.9%
67,392	Devon Energy Corporation	5,047,661
18,064	Diamondback Energy, Inc.	2,746,089
		7,793,750

See accompanying notes to financial statements.

INSPIRE 100 ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 2.3%
140,966	Schlumberger N.V.	$6,478,797

	REAL ESTATE INVESTMENT TRUSTS - 0.9%
63,386	Invitation Homes, Inc.	2,390,920

	RESIDENTIAL REIT - 3.5%
10,735	Camden Property Trust	1,540,365
19,002	Equity LifeStyle Properties, Inc.	1,438,451
38,571	Equity Residential	2,963,410
12,203	Sun Communities, Inc.	2,002,878
32,875	UDR, Inc.	1,571,425
		9,516,529
	RETAIL - DISCRETIONARY - 1.1%
7,338	Burlington Stores, Inc.(a)	1,234,985
14,814	Genuine Parts Company	2,025,519
		3,260,504
	RETAIL REIT - 1.5%
59,304	Realty Income Corporation	4,045,719

	SELF-STORAGE REIT - 0.8%
13,078	Extra Space Storage, Inc.	2,330,500

	SEMICONDUCTORS - 10.1%
52,896	Analog Devices, Inc.	8,907,687
14,417	Entegris, Inc.	1,599,710
15,226	KLA Corporation	5,555,206
58,065	Microchip Technology, Inc.	4,218,422
43,318	ON Semiconductor Corporation(a)	2,628,536
11,634	Qorvo, Inc.(a)	1,300,100
16,769	Skyworks Solutions, Inc.	1,825,641
17,166	Teradyne, Inc.	1,875,557
		27,910,859
	SOFTWARE - 9.3%
8,870	ANSYS, Inc.(a)	2,309,393

See accompanying notes to financial statements.

INSPIRE 100 ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 9.3% (Continued)
15,777	Ceridian HCM Holding, Inc.(a)	$888,245
17,823	DocuSign, Inc.(a)	1,495,528
6,286	Paycom Software, Inc.(a)	1,787,361
10,008	RingCentral, Inc., Class A(a)	631,905
21,205	ServiceNow, Inc.(a)	9,912,702
14,863	Synopsys, Inc.(a)	4,744,270
4,115	Tyler Technologies, Inc.(a)	1,464,199
14,745	Veeva Systems, Inc., Class A(a)	2,510,484
		25,744,087
	STEEL - 1.2%
24,882	Nucor Corporation	3,295,870

	TECHNOLOGY HARDWARE - 1.3%
24,038	NetApp, Inc.	1,729,534
5,701	Zebra Technologies Corporation, Class A(a)	1,928,021
		3,657,555
	TECHNOLOGY SERVICES - 10.9%
39,401	CoStar Group, Inc.(a)	2,401,097
5,556	EPAM Systems, Inc.(a)	1,880,817
59,868	Fidelity National Information Services, Inc.	6,256,205
7,632	FleetCor Technologies, Inc.(a)	1,898,918
8,407	Gartner, Inc.(a)	2,205,997
28,360	Global Payments, Inc.	3,716,294
4,060	MarketAxess Holdings, Inc.	1,143,621
8,508	MSCI, Inc.	3,763,514
34,555	Paychex, Inc.	4,278,946
16,051	Verisk Analytics, Inc.	2,807,641
		30,353,050
	TRANSPORTATION & LOGISTICS - 2.6%
17,607	Expeditors International of Washington, Inc.	1,916,346
11,667	JB Hunt Transport Services, Inc.	2,013,491
12,854	Old Dominion Freight Line, Inc.	3,319,417
		7,249,254

See accompanying notes to financial statements.

INSPIRE 100 ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION EQUIPMENT - 1.8%
35,856	PACCAR, Inc.	$3,113,735
19,037	Westinghouse Air Brake Technologies Corporation	1,798,235
		4,911,970
	WHOLESALE - DISCRETIONARY - 0.6%
29,881	LKQ Corporation	1,535,585

	TOTAL COMMON STOCKS (Cost $311,113,840)	275,990,139

	TOTAL INVESTMENTS - 99.7% (Cost $311,113,840)	$275,990,139
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	829,972
	NET ASSETS - 100.0%	$276,820,111

MSCI	-	Morgan Stanley Capital International

NV	-	Naamioze Vennootschap

REIT	-	Real Estate Investment Trust

(a)	-	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 1.4%
473,509	Rolls-Royce Holdings plc(a)	$517,277
5,319	Safran S.A. (b)	549,483
5,027	Thales S.A.	612,931
		1,679,691
	APPAREL & TEXTILE PRODUCTS - 0.9%
4,886	Cie Financiere Richemont S.A.	541,610
440	Hermes International	524,203
		1,065,813
	ASSET MANAGEMENT - 3.7%
35,337	3i Group plc	565,312
6,018	Groupe Bruxelles Lambert S.A.	555,229
21,631	Industrivarden A.B.	560,336
22,065	Industrivarden A.B., C Shares	571,804
28,465	Investor A.B.	533,410
12,162	L E Lundbergforetagen A.B.	598,590
518	Partners Group Holding A.G.	555,843
14,960	Schroders plc	558,396
		4,498,920
	AUTOMOTIVE - 4.1%
7,132	Bayerische Motoren Werke A.G.	617,209
4,661	Cie Generale des Etablissements Michelin SCA	606,575
8,500	Continental A.G.	650,295
9,829	Denso Corporation	601,475
2,909	Ferrari N.V.	567,168
396,273	Geely Automobile Holdings Ltd.	757,480
22,770	Tata Motors Ltd. - ADR(a) (b)	648,945
9,139	Toyota Industries Corporation	589,283
		5,038,430
	BANKING - 9.5%
7,973	Commonwealth Bank of Australia	597,017
51,596	Credit Agricole S.A. (b)	571,172
36,389	Danske Bank A/S	595,456
84,312	Grupo Financiero Banorte S.A.B. de C.V.	545,028
10,434	HDFC Bank Ltd. - ADR	600,685

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	BANKING - 9.5% (Continued)
33,741	ICICI Bank Ltd. - ADR	$649,515
269,248	Intesa Sanpaolo SpA	586,786
14,696	KakaoBank Corporation(a)	480,907
8,645	KBC Group N.V.	539,095
4,122	Macquarie Group Ltd.	550,054
289,321	Malayan Banking Bhd	601,237
26,370	National Australia Bank Ltd.	591,466
16,706	OTP Bank Nyrt	398,123
65,501	Powszechna Kasa Oszczednosci Bank Polski S.A.(a),	489,056
552,510	Public Bank Bhd	596,797
56,685	Skandinaviska Enskilda Banken A.B.	625,659
50,693	Standard Bank Group Ltd.	579,134
67,062	Svenska Handelsbanken A.B., A Shares	659,721
37,149	Swedbank A.B., A Shares	561,226
26,837	United Overseas Bank Ltd.	578,022
		11,396,156
	BIOTECH & PHARMA - 2.5%
4,248	Celltrion, Inc.	548,859
18,648	Chugai Pharmaceutical Company Ltd.	511,103
3,162	CSL Ltd.	616,723
34,813	Grifols S.A. (b)	731,980
5,347	UCB S.A.	471,514
		2,880,179
	CHEMICALS - 7.2%
3,605	Air Liquide S.A. (b)	630,072
7,277	Akzo Nobel N.V.	634,990
7,812	Brenntag S.E.	603,361
919,294	Chandra Asri Petrochemical Tbk P.T.	646,522
6,173	Croda International plc	537,527
657	EMS-Chemie Holding A.G.	562,217
22,357	Evonik Industries A.G.	598,218
155	Givaudan S.A.	569,006
3,529	Koninklijke DSM N.V.	595,805
95,403	Mitsubishi Chemical Holdings Corporation	567,873

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	CHEMICALS - 7.2% (Continued)
9,334	Novozymes A/S, Class B	$592,500
7,531	Sociedad Quimica y Minera de Chile S.A. - ADR	799,566
6,176	Solvay S.A.	603,879
5,293	Symrise A.G.	583,724
		8,525,260
	COMMERCIAL SUPPORT SERVICES - 2.5%
21,488	Bureau Veritas S.A.	619,709
29,168	Compass Group plc	653,343
12,739	Edenred(b)	627,858
6,255	Eurofins Scientific S.E.	582,869
221	SGS S.A.	548,233
		3,032,012
	CONSTRUCTION MATERIALS - 3.2%
10,360	Cie de Saint-Gobain	612,682
12,778	CRH plc	527,110
10,748	HeidelbergCement A.G.	624,092
12,969	Holcim Ltd.	641,820
20,276	James Hardie Industries plc - ADR	525,195
55,870	Siam Cement PCL (The) - ADR	605,618
1,937	Sika A.G.	536,031
		4,072,548
	CONTAINERS & PACKAGING - 0.6%
55,789	Amcor plc - ADR	733,739

	DIVERSIFIED INDUSTRIALS - 0.4%
18,680	Alfa Laval A.B.	504,166

	E-COMMERCE DISCRETIONARY - 0.4%
11,821	Zalando S.E.(a),	480,224

	ELECTRIC UTILITIES - 6.6%
36,129	Azure Power Global Ltd.(a) (b)	536,877
53,678	E.ON S.E.	546,401
130,289	EDP - Energias de Portugal S.A.	653,333

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	ELECTRIC UTILITIES - 6.6% (Continued)
29,741	Endesa S.A.	$658,536
107,268	Enel Americas S.A. - ADR(b)	589,974
94,240	Enel SpA	611,341
47,605	Engie S.A.	638,480
34,049	Fortum OYJ	628,574
416,427	Gulf Energy Development PCL - ADR	588,517
57,815	Iberdrola S.A.	684,758
27,877	SSE plc	622,494
284,515	Tenaga Nasional Bhd	594,499
76,265	Terna Rete Elettrica Nazionale SpA	645,842
		7,999,626
	ELECTRICAL EQUIPMENT - 1.9%
23,138	Assa Abloy A.B., Class B	569,050
54,029	Delta Electronics Thailand PCL	544,730
44,793	Hexagon A.B.	545,310
2,931	Schindler Holding A.G.	600,765
		2,259,855
	ENGINEERING & CONSTRUCTION - 1.5%
17,967	Bouygues S.A. (b)	619,598
23,859	Ferrovial S.A.	614,849
6,129	Vinci S.A.	589,942
		1,824,389
	ENTERTAINMENT CONTENT - 0.5%
121,167	Bollore S.E.	645,045

	FOOD - 2.4%
21,956	Ajinomoto Company, Inc.	534,564
270	Barry Callebaut A.G.	591,551
5	Chocoladefabriken Lindt & Spruengli A.G.(a)	518,027
214,605	Grupo Bimbo S.A.B. de C.V.	703,733
179,157	Wilmar International Ltd.	545,270
		2,893,145
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5%
31,694	Stora Enso OYJ, R Shares	612,823

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.5% (Continued)
51,167	Suzano S.A.	$572,577
19,007	UPM-Kymmene OYJ	673,008
		1,858,408
	GAS & WATER UTILITIES - 1.1%
21,092	Naturgy Energy Group S.A.	637,039
111,480	Snam SpA	647,318
		1,284,357
	HEALTH CARE FACILITIES & SERVICES - 2.0%
9,649	Fresenius Medical Care A.G. & Company KGaA	586,583
17,654	Fresenius S.E. & Company KGaA	604,067
417,073	IHH Healthcare Bhd	638,134
23,848	Sonic Healthcare Ltd.	627,300
		2,456,084
	HOME CONSTRUCTION - 0.5%
1,024	Geberit A.G.	561,198

	HOUSEHOLD PRODUCTS - 1.5%
6,030	Beiersdorf A.G.	624,681
9,495	Henkel A.G. & Company KGaA	639,489
857	LG Household & Health Care Ltd.(a)	506,382
		1,770,552
	INDUSTRIAL REIT - 0.5%
37,013	Goodman Group	545,753

	INDUSTRIAL SUPPORT SERVICES - 0.4%
10,072	Ashtead Group plc	527,113

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
186,275	B3 S.A. - Brasil Bolsa Balcao	498,097
3,501	Deutsche Boerse A.G.	587,133
6,169	London Stock Exchange Group plc	575,426
		1,660,656
	INSURANCE - 3.4%
18,968	Admiral Group plc	531,357

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 3.4% (Continued)
30,528	Dai-ichi Life Holdings, Inc.	$624,568
178,689	Legal & General Group plc	584,784
43,435	Prudential plc	567,876
12,925	Sampo OYJ, A Shares	583,754
993	Swiss Life Holding A.G.	562,011
26,141	Tryg A/S	609,391
		4,063,741
	INTERNET MEDIA & SERVICES - 1.4%
5,442	Naspers Ltd., N Shares	596,398
11,493	Prosus N.V.	595,559
6,252	REA Group Ltd.	505,157
		1,697,114
	MACHINERY - 2.8%
47,474	Atlas Copco A.B.	531,479
11,762	Atlas Copco A.B.(a)	9,610
39,571	CNH Industrial N.V.	589,084
3,577	FANUC Corporation	586,478
29,092	Sandvik A.B.	595,738
1,127	SMC Corporation	583,191
85,458	WEG S.A.	456,128
		3,351,708
	MEDICAL EQUIPMENT & DEVICES - 1.8%
4,241	Coloplast A/S - Series B	504,391
14,110	Demant A/S(a),	621,207
3,362	EssilorLuxottica S.A. (b)	541,449
1,545	Sonova Holding A.G.	545,914
		2,212,961
	METALS & MINING - 4.1%
4,506	Anglo American Platinum Ltd.	493,526
28,598	Antofagasta plc	532,462
16,875	BHP Group Ltd.	540,140
43,108	Fortescue Metals Group Ltd.	622,016
31,753	Newcrest Mining Ltd.	570,492
62,079	Norsk Hydro ASA	497,701

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	METALS & MINING - 4.1% (Continued)
7,301	Rio Tinto Ltd.	$599,555
8,030	Rio Tinto plc	581,847
8,365	Southern Copper Corporation	516,790
		4,954,529
	MULTI ASSET CLASS REIT - 0.4%
35,869	Segro plc	500,824

	OIL & GAS PRODUCERS - 3.9%
34,112	Ecopetrol S.A. - ADR(b)	576,493
168,923	ENEOS Holdings, Inc.	683,975
42,935	Eni SpA	654,278
53,467	Inpex Corporation	697,403
13,180	OMV A.G.	769,553
144,203	PTT Exploration & Production PCL - ADR	712,233
29,280	Woodside Energy Group Ltd.	625,230
		4,719,165
	REAL ESTATE OWNERS & DEVELOPERS - 2.9%
209,909	China Overseas Land & Investment Ltd.	609,890
127,171	Hongkong Land Holdings Ltd.	590,073
869,628	SM Prime Holdings, Inc.	611,574
22,736	Sumitomo Realty & Development Company Ltd.	613,785
251,597	Swire Properties Ltd.	615,590
13,293	Vonovia S.E.	505,782
		3,546,694
	RETAIL - CONSUMER STAPLES - 0.9%
29,601	Aeon Company Ltd.	542,132
26,455	Jeronimo Martins SGPS S.A.	541,480
		1,083,612
	RETAIL - DISCRETIONARY - 1.5%
7,776	Next plc	634,780
6,512	Pandora A/S	525,846
36,703	SM Investments Corporation	600,175
		1,760,801

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SEMICONDUCTORS - 2.0%
925	ASML Holding N.V.	$532,146
18,294	Infineon Technologies A.G.	568,239
3,428	NXP Semiconductors N.V.	650,497
14,293	STMicroelectronics N.V. - ADR	572,863
		2,323,745
	SOFTWARE - 1.4%
4,642	Check Point Software Technologies Ltd.(a)	580,622
12,589	Dassault Systemes S.E.	529,462
2,895	Nice Ltd. - ADR(a)	575,295
		1,685,379
	SPECIALTY FINANCE - 0.0%(d)
1	Isracard Ltd.	3

	TECHNOLOGY HARDWARE - 1.5%
5,343	Garmin Ltd.	564,328
64,537	Panasonic Holdings Corporation	593,619
1,318	Samsung SDI Company Ltd.	610,077
		1,768,024
	TECHNOLOGY SERVICES - 1.8%
2,660	Globant S.A.(a)	504,097
14,896	NEC Corporation	602,912
31,992	NTT Data Corporation	503,036
5,966	Wolters Kluwer N.V.	590,004
		2,200,049
	TELECOMMUNICATIONS - 3.6%
612,633	America Movil S.A.B. de C.V.	660,208
183,161	Koninklijke KPN N.V.	667,024
48,369	MTN Group Ltd.	521,912
325,988	Singapore Telecommunications Ltd.	616,230
54,989	Telefonica Brasil S.A.	590,473
157,511	Telia Company A.B.	645,415
218,861	Telstra Corp Ltd.	609,299
		4,310,561

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares				Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TRANSPORTATION & LOGISTICS - 4.2%
3,784	Aena SME S.A.(a),			$577,327
30,353	Atlantia SpA			735,287
3,228	DSV A/S			529,848
10,818	East Japan Railway Company			555,851
2,188	Kuehne + Nagel International A.G.			576,528
54,334	Poste Italiane SpA			587,544
7,617	Ryanair Holdings plc - ADR(a)			664,202
64,130	Transurban Group			661,224
				4,887,811
	TRANSPORTATION EQUIPMENT - 1.6%
26,332	Alstom S.A.			717,863
91,200	Iveco Group N.V.(a)			579,972
32,134	Volvo A.B.			588,279
				1,886,114
	WHOLESALE - CONSUMER STAPLES - 0.4%
18,558	ITOCHU Corporation			532,712

	TOTAL COMMON STOCKS (Cost $124,704,578)			117,678,866

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(d)
	APPAREL & TEXTILE PRODUCTS - 0.0% (d)
12,580	CIE FINANCIERE RICHMO-A WARRANTS	11/23/2023	$67.00	7,474

	TOTAL WARRANT (Cost $6,914)			7,474

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value

	COLLATERAL FOR SECURITIES LOANED — 4.6%

	MONEY MARKET FUND - 4.6%
5,535,135	Fidelity Government Portfolio - Institutional Class, , 0.01% (Cost $5,535,135)(c) (e)	$5,535,135

	TOTAL INVESTMENTS - 102.4% (Cost $130,246,627)	$123,221,475
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(2,843,837)
	NET ASSETS - 100.0%	$120,377,638

ADR	-	American Depositary Receipt

A/S	-	Anonim Sirketi

LTD	-	Limited Company

NV	-	Naamioze Vennootschap

OYJ	-	Julkinen osakeyhtiö

PLC	-	Public Limited Company

PT	-	Perseroan Terbatas

REIT	-	Real Estate Investment Trust

S/A	-	Société Anonyme

(a)	-	Non-income producing security.

(b)	-	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2022 was $5,270,950.

(c)	-	Security was purchased with cash received as collateral for securities on loan at May 31, 2022. Total collateral had a value of $5,535,135 at May 31, 2022.

(d)	-	Percentage rounds to less than 0.1%.

(e)	-	Rate disclosed is the seven day effective yield as of May 31, 2022.

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	CLOSED END FUND — 10.0%
	COMMODITY - 10.0%
793,172	Sprott Physical Gold Trust(a)	$11,405,813

	TOTAL CLOSED END FUND (Cost $11,539,486)	11,405,813

Shares		Fair Value
	COMMON STOCKS — 10.3%
	AEROSPACE & DEFENSE - 0.1%
188	Teledyne Technologies, Inc.(a)	76,168

	BANKING - 0.1%
376	Signature Bank	81,318
188	SVB Financial Group(a)	91,850
		173,168
	BIOTECH & PHARMA - 0.1%
564	Alnylam Pharmaceuticals, Inc.(a)	70,951
940	Incyte Corporation(a)	71,337
		142,288
	CHEMICALS - 0.2%
376	Albemarle Corporation	97,918
376	Avery Dennison Corporation	64,883
564	Eastman Chemical Company	62,130
		224,931
	COMMERCIAL SUPPORT SERVICES - 0.2%
376	Cintas Corporation	149,772
1,316	Republic Services, Inc.	176,134
		325,906
	CONTAINERS & PACKAGING - 0.1%
564	Crown Holdings, Inc.	58,904

	DATA CENTER REIT - 0.2%
1,316	Digital Realty Trust, Inc.	183,701

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.1%
564	Dover Corporation	$75,525

	E-COMMERCE DISCRETIONARY - 0.1%
752	Etsy, Inc.(a)	61,002
564	Wayfair, Inc., Class A(a)	33,496
		94,498
	ELECTRIC UTILITIES - 0.3%
2,632	AES Corporation (The)	58,009
1,128	Alliant Energy Corporation	71,989
1,692	Avangrid, Inc.	80,522
2,632	CenterPoint Energy, Inc.	84,356
		294,876
	ELECTRICAL EQUIPMENT - 0.2%
2,632	Amphenol Corporation, Class A	186,504
752	Cognex Corporation	36,412
752	Keysight Technologies, Inc.(a)	109,491
		332,407
	ENGINEERING & CONSTRUCTION - 0.1%
564	Quanta Services, Inc.	67,116

	ENTERTAINMENT CONTENT - 0.2%
1,692	AppLovin Corporation(a)	64,482
2,444	Fox Corporation, Class A	86,786
3,008	Warner Bros Discovery, Inc.(a)	55,498
		206,766
	FOOD - 0.1%
2,256	Hormel Foods Corporation	109,800

	HEALTH CARE FACILITIES & SERVICES - 0.4%
752	Catalent, Inc.(a)	77,501
1,316	HCA Healthcare, Inc.	276,887
188	Molina Healthcare, Inc.(a)	54,561
		408,949

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	HEALTH CARE REIT - 0.1%
2,444	Medical Properties Trust, Inc.	$45,410
1,692	Ventas, Inc.	96,004
		141,414
	INDUSTRIAL REIT - 0.4%
1,692	Duke Realty Corporation	89,388
3,196	Prologis, Inc.	407,427
		496,815
	INDUSTRIAL SUPPORT SERVICES - 0.1%
376	United Rentals, Inc.(a)	112,116

	INSURANCE - 0.1%
1,128	Loews Corporation	73,873

	MACHINERY - 0.2%
188	Nordson Corporation	40,961
564	Parker-Hannifin Corporation	153,504
		194,465
	MEDICAL EQUIPMENT & DEVICES - 1.1%
2,632	Edwards Lifesciences Corporation(a)	265,437
752	Exact Sciences Corporation(a)	37,457
376	IDEXX Laboratories, Inc.(a)	147,249
1,504	Intuitive Surgical, Inc.(a)	342,370
188	Masimo Corporation(a)	26,401
188	Mettler-Toledo International, Inc.(a)	241,791
752	ResMed, Inc.	153,002
376	West Pharmaceutical Services, Inc.	116,703
		1,330,410
	METALS & MINING - 0.4%
6,016	Freeport-McMoRan, Inc.	235,105
3,196	Newmont Corporation	216,849
		451,954
	MULTI ASSET CLASS REIT - 0.1%
752	WP Carey, Inc.	63,273

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	OFFICE REIT - 0.2%
752	Alexandria Real Estate Equities, Inc.	$124,794
564	Boston Properties, Inc.	62,706
		187,500
	OIL & GAS PRODUCERS - 0.3%
2,820	Devon Energy Corporation	211,218
752	Diamondback Energy, Inc.	114,319
		325,537
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
5,828	Schlumberger N.V.	267,855

	REAL ESTATE INVESTMENT TRUSTS - 0.1%
2,820	Invitation Homes, Inc.	106,370

	RESIDENTIAL REIT - 0.3%
376	Camden Property Trust	53,952
752	Equity LifeStyle Properties, Inc.	56,926
1,692	Equity Residential	129,996
564	Sun Communities, Inc.	92,569
1,504	UDR, Inc.	71,891
		405,334
	RETAIL - DISCRETIONARY - 0.1%
376	Burlington Stores, Inc.(a)	63,281
564	Genuine Parts Company	77,116
		140,397
	RETAIL REIT - 0.1%
2,444	Realty Income Corporation	166,730

	SELF-STORAGE REIT - 0.1%
564	Extra Space Storage, Inc.	100,505

	SEMICONDUCTORS - 1.0%
2,256	Analog Devices, Inc.	379,911
564	Entegris, Inc.	62,581
564	KLA Corporation	205,775

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	SEMICONDUCTORS - 1.0% (Continued)
2,444	Microchip Technology, Inc.	$177,557
1,880	ON Semiconductor Corporation(a)	114,078
564	Qorvo, Inc.(a)	63,027
752	Skyworks Solutions, Inc.	81,870
752	Teradyne, Inc.	82,164
		1,166,963
	SOFTWARE - 0.9%
376	ANSYS, Inc.(a)	97,895
752	Ceridian HCM Holding, Inc.(a)	42,338
752	DocuSign, Inc.(a)	63,100
188	Paycom Software, Inc.(a)	53,456
376	RingCentral, Inc., Class A(a)	23,741
940	ServiceNow, Inc.(a)	439,421
564	Synopsys, Inc.(a)	180,029
188	Tyler Technologies, Inc.(a)	66,894
564	Veeva Systems, Inc., Class A(a)	96,027
		1,062,901
	STEEL - 0.1%
940	Nucor Corporation	124,512

	TECHNOLOGY HARDWARE - 0.1%
940	NetApp, Inc.	67,633
188	Zebra Technologies Corporation, Class A(a)	63,580
		131,213
	TECHNOLOGY SERVICES - 1.2%
1,692	CoStar Group, Inc.(a)	103,110
188	EPAM Systems, Inc.(a)	63,642
2,632	Fidelity National Information Services, Inc.	275,044
376	FleetCor Technologies, Inc.(a)	93,553
376	Gartner, Inc.(a)	98,662
1,128	Global Payments, Inc.	147,813
188	MarketAxess Holdings, Inc.	52,956
376	MSCI, Inc.	166,324
1,504	Paychex, Inc.	186,240

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 10.3% (Continued)
	TECHNOLOGY SERVICES - 1.2% (Continued)
752	Verisk Analytics, Inc.	$131,540
		1,318,884

	TRANSPORTATION & LOGISTICS - 0.3%
752	Expeditors International of Washington, Inc.	81,848
564	JB Hunt Transport Services, Inc.	97,335
564	Old Dominion Freight Line, Inc.	145,647
		324,830

	TRANSPORTATION EQUIPMENT - 0.2%
1,504	PACCAR, Inc.	130,607
752	Westinghouse Air Brake Technologies Corporation	71,034
		201,641

	WHOLESALE - DISCRETIONARY - 0.1%
1,316	LKQ Corporation	67,629

	TOTAL COMMON STOCKS (Cost $10,984,443)	11,738,124

Shares		Fair Value
	EXCHANGE-TRADED FUND — 79.2%
	FIXED INCOME - 79.2%
1,795,400	WisdomTree Floating Rate Treasury Fund	90,362,482

	TOTAL EXCHANGE-TRADED FUND (Cost $90,403,097)	90,362,482

	TOTAL INVESTMENTS - 99.5% (Cost $112,927,026)	$113,506,419
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	561,611
	NET ASSETS - 100.0%	$114,068,030

MSCI	-	Morgan Stanley Capital International

NV	-	Naamioze Vennootschap

REIT	-	Real Estate Investment Trust

(a)	-	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ASSET MANAGEMENT - 2.7%
5,310	Affiliated Managers Group, Inc.	$709,522

	BANKING - 5.5%
17,955	Bank OZK	744,594
16,065	Synovus Financial Corporation	685,172
		1,429,766
	BIOTECH & PHARMA - 3.3%
3,780	United Therapeutics Corporation(a)	870,685

	CHEMICALS - 3.3%
13,050	Olin Corporation	858,559

	CONSTRUCTION MATERIALS - 3.0%
3,060	Carlisle Companies, Inc.	778,556

	ELECTRICAL EQUIPMENT - 3.3%
3,105	Littelfuse, Inc.	838,971

	ENGINEERING & CONSTRUCTION - 2.9%
9,090	MasTec, Inc.(a)	759,833

	GAS & WATER UTILITIES - 2.9%
10,350	National Fuel Gas Company	761,036

	HEALTH CARE FACILITIES & SERVICES - 2.6%
1,395	Chemed Corporation	675,738

	INDUSTRIAL INTERMEDIATE PROD - 3.0%
3,060	Valmont Industries, Inc.	785,655

	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
12,330	SEI Investments Company	720,442

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSURANCE - 11.3%
4,950	American Financial Group, Inc.	$699,435
3,105	Kinsale Capital Group, Inc.	682,727
29,970	Old Republic International Corporation	716,882
6,615	Reinsurance Group of America, Inc.	832,498
		2,931,542
	LEISURE PRODUCTS - 5.1%
6,930	Polaris, Inc.	738,392
13,140	YETI Holdings, Inc.(a)	601,155
		1,339,547
	OIL & GAS PRODUCERS - 2.8%
17,280	Murphy Oil Corporation	733,018

	OIL & GAS SERVICES & EQUIPMENT - 2.7%
35,460	NOV, Inc.	709,200

	RETAIL - CONSUMER STAPLES - 2.3%
10,350	BJ’s Wholesale Club Holdings, Inc.(a)	598,955

	RETAIL - DISCRETIONARY - 3.2%
6,975	AutoNation, Inc.(a)	833,931

	RETAIL REIT - 2.6%
5,985	Federal Realty Investment Trust	688,095

	SELF-STORAGE REIT - 2.2%
4,905	Life Storage, Inc.	572,708

	SEMICONDUCTORS - 10.8%
8,910	Azenta, Inc.	682,862
14,220	Lattice Semiconductor Corporation(a)	739,724
5,940	MKS Instruments, Inc.	733,590
4,365	Synaptics, Inc.(a)	646,544
		2,802,720

See accompanying notes to financial statements.

INSPIRE FAITHWARD MID CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SOFTWARE - 7.4%
5,805	Omnicell, Inc.(a)	$645,284
5,265	Qualys, Inc.(a)	688,030
15,390	Teradata Corporation(a)	591,438
		1,924,752
	SPECIALTY REITS - 2.4%
6,345	Lamar Advertising Company, Class A	621,493

	STEEL - 5.5%
4,050	Reliance Steel & Aluminum Company	787,320
14,850	Ternium S.A. - ADR	652,955
		1,440,275
	TECHNOLOGY HARDWARE - 5.5%
9,315	Dolby Laboratories, Inc., Class A	723,030
8,190	Lumentum Holdings, Inc.(a)	704,995
		1,428,025

	TOTAL COMMON STOCKS (Cost $27,346,708)	25,813,024

	TOTAL INVESTMENTS - 99.1% (Cost $27,346,708)	$25,813,024
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	227,380
	NET ASSETS - 100.0%	$26,040,404

ADR	-	American Depositary Receipt

REIT	-	Real Estate Investment Trust

S/A	-	Société Anonyme

(a)	-	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ASSET MANAGEMENT - 2.9%
18,360	KKR & Company, Inc.	$1,006,312

	BANKING - 6.3%
6,523	M&T Bank Corporation	1,173,944
2,146	SVB Financial Group(a)	1,048,471
		2,222,415
	BIOTECH & PHARMA - 2.7%
1,416	Regeneron Pharmaceuticals, Inc.(a)	941,272

	CHEMICALS - 5.4%
14,418	Mosaic Company (The)	903,288
9,993	Nutrien Ltd.	971,219
		1,874,507
	ELECTRIC UTILITIES - 3.0%
16,398	Alliant Energy Corporation	1,046,520

	ENGINEERING & CONSTRUCTION - 2.7%
7,917	Quanta Services, Inc.	942,123

	ENTERTAINMENT CONTENT - 4.9%
9,182	Sea Ltd. - ADR(a)	758,984
7,515	Take-Two Interactive Software, Inc.(a)	935,843
		1,694,827
	FOOD - 3.3%
14,134	Darling Ingredients, Inc.(a)	1,131,709

	HEALTH CARE FACILITIES & SERVICES - 2.5%
4,082	HCA Healthcare, Inc.	858,853

	INDUSTRIAL SUPPORT SERVICES - 2.8%
18,566	Fastenal Company	994,395

	INSURANCE - 5.7%
7,773	Cincinnati Financial Corporation	993,855

See accompanying notes to financial statements.

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 5.7% (Continued)
3,481	Everest Re Group Ltd.	$983,383
		1,977,238
	MEDICAL EQUIPMENT & DEVICES - 4.1%
2,548	Align Technology, Inc.(a)	707,427
1,936	IDEXX Laboratories, Inc.(a)	758,176
		1,465,603
	OIL & GAS PRODUCERS - 3.3%
8,286	EOG Resources, Inc.	1,134,851

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
767	Texas Pacific Land Corporation	1,201,114

	RENEWABLE ENERGY - 2.7%
3,481	SolarEdge Technologies, Inc.(a)	949,582

	RETAIL - CONSUMER STAPLES - 2.7%
4,318	Dollar General Corporation	951,428

	RETAIL - DISCRETIONARY - 2.4%
4,495	Tractor Supply Company	842,183

	SELF-STORAGE REIT - 2.5%
2,596	Public Storage	858,341

	SEMICONDUCTORS - 5.6%
3,068	KLA Corporation	1,119,359
4,580	NVIDIA Corporation	855,178
		1,974,537
	SOFTWARE - 16.4%
6,645	Cadence Design Systems, Inc.(a)	1,021,537
9,698	Cloudflare, Inc., Class A(a)	543,088
4,919	Crowdstrike Holdings, Inc., Class A(a)	786,991
10,395	DocuSign, Inc.(a)	872,244
3,127	Fortinet, Inc.(a)	919,776

See accompanying notes to financial statements.

INSPIRE FAITHWARD LARGE CAP MOMENTUM ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SOFTWARE - 16.4% (Continued)
5,358	Veeva Systems, Inc., Class A(a)	$912,253
4,672	Zscaler, Inc.(a)	715,236
		5,771,125
	TECHNOLOGY HARDWARE - 8.1%
13,581	NetApp, Inc.	977,154
3,717	Ubiquiti, Inc.	972,219
2,607	Zebra Technologies Corporation, Class A(a)	881,661
		2,831,034
	WHOLESALE - CONSUMER STAPLES - 3.0%
8,990	Bunge Ltd.	1,063,697

	WHOLESALE - DISCRETIONARY - 2.9%
2,537	Pool Corporation	1,011,299

	TOTAL COMMON STOCKS (Cost $39,663,933)	34,744,965

	TOTAL INVESTMENTS - 99.3% (Cost $39,663,933)	$34,744,965
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	247,069
	NET ASSETS - 100.0%	$34,992,034

ADR	-	American Depositary Receipt

LTD	-	Limited Company

REIT	-	Real Estate Investment Trust

(a)	-	Non-income producing security.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022

	Inspire Global Hope ESG ETF	Inspire Small/Mid Cap ESG ETF	Inspire Corporate Bond ESG ETF	Inspire 100 ESG ETF
ASSETS
Investment securities:
At cost	$134,255,890	$117,414,978	$240,278,342	$311,113,840
At value	$135,319,371	$114,121,720	$219,529,941	$275,990,139
Cash	853,905	857,219	4,872,971	653,604
Foreign currencies (Cost $1,183,245, $0, $0 and $0, respectively)	791,308	—	—	—
Dividends and interest receivable	525,872	126,464	1,789,647	228,680
Receivable for Fund shares sold	—	—	—	2,256,822
Prepaid expenses	32,935	22,996	17,110	50,724
TOTAL ASSETS	137,523,391	115,128,399	226,209,669	279,179,969

LIABILITIES
Payable for investments purchased	—	—	—	2,256,822
Securities lending collateral payable	1,836,655	746,849	—	—
Investment advisory fees payable	33,656	27,284	57,380	49,044
Payable for Fund shares repurchased	—	—	—	4,985
Payable to related parties	18,507	23,436	20,307	46,294
Accrued expenses and other liabilities	7,863	2,510	12,852	2,713
TOTAL LIABILITIES	1,896,681	800,079	90,539	2,359,858
NET ASSETS	$135,626,710	$114,328,320	$226,119,130	$276,820,111

Net Assets Consist Of:
Paid in capital	$129,569,273	$113,900,736	$247,196,239	$306,607,407
Accumulated earnings (deficit)	6,057,437	427,584	(21,077,109)	(29,787,296)
NET ASSETS	$135,626,710	$114,328,320	$226,119,130	$276,820,111

Net Asset Value Per Share:
Net Assets	$135,626,710	$114,328,320	$226,119,130	$276,820,111
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,050,000	3,650,000	9,500,000	8,550,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$33.49	$31.32	$23.80	$32.38

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
May 31, 2022

	Inspire International ESG ETF	Inspire Tactical Balanced ESG ETF	Inspire Faithward Mid Cap Momentum ESG ETF	Inspire Faithward Large Cap Momentum ESG ETF
ASSETS
Investment securities:
At cost	$130,246,627	$112,927,026	$27,346,708	$39,663,933
At value	$123,221,475	$113,506,419	$25,813,024	$34,744,965
Cash	894,493	613,721	223,571	243,426
Foreign currencies (Cost $1,211,847, $0, $0, and $0, respectively)	1,219,474	—	—	—
Receivable for Fund shares sold	3,156,529	746,447	—	—
Dividends and interest receivable	608,834	17,087	19,550	27,439
Prepaid expenses	34,381	4,182	8,323	8,493
TOTAL ASSETS	129,135,186	114,887,856	26,064,468	35,024,323

LIABILITIES
Payable for investments purchased	3,156,529	746,447	—	—
Securities lending collateral payable	5,535,135	—	—	—
Investment advisory fees payable	43,803	48,111	1,396	6,695
Payable to related parties	19,898	19,076	13,486	13,760
Accrued expenses and other liabilities	2,183	6,192	9,182	11,834
TOTAL LIABILITIES	8,757,548	819,826	24,064	32,289
NET ASSETS	$120,377,638	$114,068,030	$26,040,404	$34,992,034

Net Assets Consist Of:
Paid in capital	$124,594,562	$122,368,233	$31,043,322	$40,217,884
Accumulated deficit	(4,216,924)	(8,300,203)	(5,002,918)	(5,225,850)
NET ASSETS	$120,377,638	$114,068,030	$26,040,404	$34,992,034

Net Asset Value Per Share:
Net Assets	$120,377,638	$114,068,030	$26,040,404	$34,992,034
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,300,000	4,700,000	1,125,000	1,475,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$27.99	$24.27	$23.15	$23.72

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2022

	Inspire Global Hope ESG ETF	Inspire Small/Mid Cap ESG ETF	Inspire Corporate Bond ESG ETF	Inspire 100 ESG ETF
INVESTMENT INCOME
Dividends	$2,066,719	$945,626	$—	$1,920,334
Interest	165	116	1,767,977	110
Securities lending income	7,856	14,682	—	2,748
Less: Foreign withholding taxes	(213,803)	—	—	—
TOTAL INVESTMENT INCOME	1,860,937	960,424	1,767,977	1,923,192

EXPENSES
Investment advisory fees	208,917	174,004	341,162	452,305
Administrative services	62,126	45,457	74,870	101,040
Custodian fees	59,424	15,992	19,899	27,491
Trustees fees and expenses	9,611	9,301	9,828	10,146
Audit fees	7,493	7,495	7,450	7,486
Legal fees	7,433	5,971	6,099	6,303
Transfer agent fees	6,880	5,949	6,006	4,753
Professional fees	5,543	7,415	10,749	15,494
Printing and postage expenses	4,649	3,566	7,017	9,727
Insurance expense	1,754	1,746	1,755	1,751
Other Expenses	7,094	6,207	8,923	9,400
TOTAL EXPENSES	380,924	283,103	493,758	645,896

Less: Fees waived by the Adviser	(3,420)	—	—	(118,293)
NET EXPENSES	377,504	283,103	493,758	527,603

NET INVESTMENT INCOME	1,483,433	677,321	1,274,219	1,395,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	—	1,007,685	84,154	3,864,740
Investments	4,042,278	2,409,444	(445,066)	1,029,302
Foreign currency transactions	453,540	—	—	—
	4,495,818	3,417,129	(360,912)	4,894,042
Net change in unrealized appreciation (depreciation) on:
Investments	(15,032,805)	(10,675,913)	(18,266,780)	(52,270,843)
Foreign currency translations	(416,983)	8	—	—
	(15,449,788)	(10,675,905)	(18,266,780)	(52,270,843)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,953,970)	(7,258,776)	(18,627,692)	(47,376,801)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,470,537)	$(6,581,455)	$(17,353,473)	$(45,981,212)

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended May 31, 2022

	Inspire International ESG ETF	Inspire Tactical Balanced ESG ETF	Inspire Faithward Mid Cap Momentum ESG ETF	Inspire Faithward Large Cap Momentum ESG ETF
INVESTMENT INCOME
Dividends	$2,617,991	$522,603	$300,105	$687,311
Interest	375	385	—	—
Securities lending income	16,718	10,354	—	—
Less: Foreign withholding taxes	(362,528)	—	—	(10,208)
TOTAL INVESTMENT INCOME	2,272,556	533,342	300,105	677,103

EXPENSES
Investment advisory fees	255,804	279,705	91,190	129,834
Administrative services	52,307	39,019	23,540	23,638
Custodian fees	54,894	16,517	11,927	10,797
Audit fees	7,470	7,488	7,565	7,566
Legal fees	6,178	6,411	8,384	8,241
Trustees fees and expenses	9,193	9,502	8,463	8,463
Transfer agent fees	6,445	5,261	4,849	4,442
Professional fees	7,168	7,168	5,227	5,224
Printing and postage expenses	6,518	3,165	5,585	4,213
Insurance expense	1,743	1,743	1,737	1,736
Other Expenses	7,586	6,052	6,547	6,548
TOTAL EXPENSES	415,306	382,031	175,014	210,702

Less: Fees waived by the Adviser	—	—	(23,871)	(19,339)
NET EXPENSES	415,306	382,031	151,143	191,363

NET INVESTMENT INCOME	1,857,250	151,311	148,962	485,740

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	1,375,732	29,358	1,072,400	2,415,066
Investments	108,062	(8,726,752)	(4,594,785)	(2,219,808)
Foreign currency transactions	(49,523)	—	—	—
	1,434,271	(8,697,394)	(3,522,385)	195,258
Net change in unrealized appreciation (depreciation) on:
Investments	(10,258,399)	(5,540,966)	(1,198,249)	(9,696,437)
Foreign currency translations	(2,695)	—	8	—
	(10,261,094)	(5,540,966)	(1,198,241)	(9,696,437)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(8,826,823)	(14,238,360)	(4,720,626)	(9,501,179)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,969,573)	$(14,087,049)	$(4,571,664)	$(9,015,439)

See accompanying notes to financial statements.

Inspire Global Hope ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
FROM OPERATIONS
Net investment income	$1,483,433	$2,758,181
Net realized gain on investments and foreign currency transactions	4,495,818	20,956,535
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(15,449,788)	1,676,880
Net increase (decrease) in net assets resulting from operations	(9,470,537)	25,391,596

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(10,809,835)	(2,405,165)
Net decrease in net assets resulting from distributions to shareholders	(10,809,835)	(2,405,165)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	18,574,716	16,826,653
Cost of shares redeemed	—	(22,942,204)
Transaction fees (Note 5)	3,500	5,000
Net Increase (decrease) in net assets resulting from shares of beneficial interest	18,578,216	(6,110,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,702,156)	16,875,880

NET ASSETS
Beginning of Period	137,328,866	120,452,986
End of Period	$135,626,710	$137,328,866

SHARE ACTIVITY
Shares Sold	500,000	450,000
Shares Redeemed	—	(650,000)
Net increase (decrease) in shares of beneficial interest outstanding	500,000	(200,000)

See accompanying notes to financial statements.

Inspire Small/Mid Cap ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
FROM OPERATIONS
Net investment income	$677,321	$1,232,021
Net realized gain on investments and foreign currency transactions	3,417,129	29,850,226
Net change in unrealized depreciation on investments and foreign currency translations	(10,675,905)	(4,504,325)
Net increase (decrease) in net assets resulting from operations	(6,581,455)	26,577,922

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(10,766,620)	(1,008,145)
Net decrease in net assets resulting from distributions to shareholders	(10,766,620)	(1,008,145)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	18,328,057	23,410,418
Cost of shares redeemed	(11,312,500)	(10,314,230)
Transaction fees (Note 5)	3,000	4,000
Net increase in net assets resulting from shares of beneficial interest	7,018,557	13,100,188

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,329,518)	38,669,965

NET ASSETS
Beginning of Period	124,657,838	85,987,873
End of Period	$114,328,320	$124,657,838

SHARE ACTIVITY
Shares Sold	550,000	650,000
Shares Redeemed	(350,000)	(300,000)
Net increase in shares of beneficial interest outstanding	200,000	350,000

See accompanying notes to financial statements.

Inspire Corporate Bond ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
FROM OPERATIONS
Net investment income	$1,274,219	$1,997,066
Net realized gain (loss) on investments	(360,912)	3,197,394
Net change in unrealized depreciation on investments	(18,266,780)	(7,460,826)
Net decrease in net assets resulting from operations	(17,353,473)	(2,266,366)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,908,910)	(2,091,010)
Net decrease in net assets resulting from distributions to shareholders	(1,908,910)	(2,091,010)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	22,585,141	118,021,775
Cost of shares redeemed	(15,430,568)	(42,275,130)
Transaction fees (Note 5)	2,250	6,750
Net increase in net assets resulting from shares of beneficial interest	7,156,823	75,753,395

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,105,560)	71,396,019

NET ASSETS
Beginning of Period	238,224,690	166,828,671
End of Period	$226,119,130	$238,224,690

SHARE ACTIVITY
Shares Sold	900,000	4,500,000
Shares Redeemed	(600,000)	(1,600,000)
Net increase in shares of beneficial interest outstanding	300,000	2,900,000

See accompanying notes to financial statements.

Inspire 100 ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
FROM OPERATIONS
Net investment income	$1,395,589	$2,395,648
Net realized gain on investments	4,894,042	53,803,970
Net change in unrealized depreciation on investments	(52,270,843)	(9,930,520)
Net increase (decrease) in net assets resulting from operations	(45,981,212)	46,269,098

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(46,430,000)	(3,163,725)
Net decrease in net assets resulting from distributions to shareholders	(46,430,000)	(3,163,725)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	96,923,545	126,510,363
Cost of shares redeemed	(23,663,756)	(22,987,934)
Transaction fees (Note 5)	10,000	13,250
Net increase in net assets resulting from shares of beneficial interest	73,269,789	103,535,679

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,141,423)	146,641,052

NET ASSETS
Beginning of Period	295,961,534	149,320,482
End of Period	$276,820,111	$295,961,534

SHARE ACTIVITY
Shares Sold	2,550,000	3,100,000
Shares Redeemed	(700,000)	(550,000)
Net increase in shares of beneficial interest outstanding	1,850,000	2,550,000

See accompanying notes to financial statements.

Inspire International ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
FROM OPERATIONS
Net investment income	$1,857,250	$2,310,590
Net realized gain on investments and foreign currency transactions	1,434,271	18,893,284
Net change in unrealized depreciation on investments and foreign currency translations	(10,261,094)	(8,512,922)
Net increase (decrease) in net assets resulting from operations	(6,969,573)	12,690,952

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(13,043,645)	(2,312,460)
Net decrease in net assets resulting from distributions to shareholders	(13,043,645)	(2,312,460)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	34,550,775	38,749,118
Cost of shares redeemed	(5,175,614)	(16,028,210)
Transaction fees (Note 5)	7,000	7,500
Net increase in net assets resulting from shares of beneficial interest	29,382,161	22,728,408

TOTAL INCREASE IN NET ASSETS	9,368,943	33,106,900

NET ASSETS
Beginning of Period	111,008,695	77,901,795
End of Period	$120,377,638	$111,008,695

SHARE ACTIVITY
Shares Sold	1,150,000	1,150,000
Shares Redeemed	(150,000)	(500,000)
Net increase in shares of beneficial interest outstanding	1,000,000	650,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
FROM OPERATIONS
Net investment income	$151,311	$642,124
Net realized gain (loss) on investments	(8,697,394)	11,271,049
Net change in unrealized appreciation (depreceiation) on investments	(5,540,966)	4,294,080
Net increase (decrease) in net assets resulting from operations	(14,087,049)	16,207,253

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(9,812,770)	(3,641,975)
Net decrease in net assets resulting from distributions to shareholders	(9,812,770)	(3,641,975)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	30,034,866	29,948,906
Cost of shares redeemed	(1,897,972)	(4,250,027)
Transaction fees (Note 5)	6,750	7,750
Net increase in net assets resulting from shares of beneficial interest	28,143,644	25,706,629

TOTAL INCREASE IN NET ASSETS	4,243,825	38,271,907

NET ASSETS
Beginning of Period	109,824,205	71,552,298
End of Period	$114,068,030	$109,824,205

SHARE ACTIVITY
Shares Sold	1,125,000	1,075,000
Shares Redeemed	(75,000)	(150,000)
Net increase in shares of beneficial interest outstanding	1,050,000	925,000

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Period Ended
	(Unaudited)	November 30, 2021 (a)
FROM OPERATIONS
Net investment income	$148,962	$108,082
Net realized gain (loss) on investments and foreign currency transactions	(3,522,385)	3,906,784
Net change in unrealized depreciation on investments and foreign currency translations	(1,198,241)	(335,449)
Net increase (decrease) in net assets resulting from operations	(4,571,664)	3,679,417

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,740,658)	(58,050)
Net decrease in net assets resulting from distributions to shareholders	(1,740,658)	(58,050)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,387,188	59,461,608
Cost of shares redeemed	(15,980,541)	(19,147,396)
Transaction fees (Note 5)	2,250	8,250
Net increase (decrease) in net assets resulting from shares of beneficial interest	(11,591,103)	40,322,462

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,903,425)	43,943,829

NET ASSETS
Beginning of Period	43,943,829	—
End of Period	$26,040,404	$43,943,829

SHARE ACTIVITY
Shares Sold	175,000	2,125,000
Shares Redeemed	(550,000)	(625,000)
Net increase (decrease) in shares of beneficial interest outstanding	(375,000)	1,500,000

(a)	The Inspire Faithward Mid Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Period Ended
	(Unaudited)	November 30, 2021 (a)
FROM OPERATIONS
Net investment income (loss)	$485,740	$(145,687)
Net realized gain on investments	195,258	2,480,402
Net change in unrealized appreciation (depreciation) on investments	(9,696,437)	4,777,469
Net increase (decrease) in net assets resulting from operations	(9,015,439)	7,112,184

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,738,954	62,165,914
Cost of shares redeemed	(18,818,453)	(16,748,116)
Transaction fees (Note 5)	3,000	8,250
Net increase (decrease) in net assets resulting from shares of beneficial interest	(8,076,499)	45,426,048

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,546,198)	52,538,232

NET ASSETS
Beginning of Period	52,538,232	—
End of Period	$34,992,034	$52,538,232

SHARE ACTIVITY
Shares Sold	400,000	2,325,000
Shares Redeemed	(675,000)	(575,000)
Net increase (decrease) in shares of beneficial interest outstanding	(275,000)	1,750,000

(a)	The Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Global Hope ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$38.68		$32.12	$29.21	$26.20	$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.38		0.78	0.50	0.67	0.48	0.36
Net realized and unrealized gain (loss) on investments	(2.53)		6.46	2.96	3.08	(1.49)	2.78
Total from investment operations	(2.15)		7.24	3.46	3.75	(1.01)	3.14
Less distributions from:
Net investment income	(0.14)		(0.68)	(0.52)	(0.58)	(0.49)	(0.28)
Net realized gains	(2.90)		—	(0.03)	(0.16)	(0.16)	—
Total distributions	(3.04)		(0.68)	(0.55)	(0.74)	(0.65)	(0.28)
Net asset value, end of period	$33.49		$38.68	$32.12	$29.21	$26.20	$27.86
Total return (6)	(6.16	)% (4)	22.63%	12.35%	14.60%	(3.74)%	12.63	% (4)
Net assets, at end of period (000s)	$135,627		$137,329	$120,453	$160,673	$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.54%		0.49%	0.61%	0.52% (8)	0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.54%		0.49%	0.61%	0.54% (7)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	2.13%		2.08%	1.82%	2.42%	1.71%	1.80%
Portfolio Turnover Rate (5)	19	% (4)	94%	36%	22%	22%	15	% (4)

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2022		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2021		November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$36.13		$27.74		$27.56		$26.73	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.19		0.38		0.37		0.32	0.30	0.20
Net realized and unrealized gain (loss) on investments	(1.88)		8.32		0.13	(7)	1.29	0.20 (7)	1.73
Total from investment operations	(1.69)		8.70		0.50		1.61	0.50	1.93
Less distributions from:
Net investment income	(0.12)		(0.31)		(0.31)		(0.22)	(0.21)	(0.11)
Net realized gains	(3.00)		—		(0.01)		(0.56)	(0.38)	—
Total distributions	(3.12)		(0.31)		(0.32)		(0.78)	(0.59)	(0.11)
Net asset value, end of period	$31.32		$36.13		$27.74		$27.56	$26.73	$26.82
Total return (6)	(5.26	)% (4)	31.44%		2.12%		6.42%	1.89%	7.75	% (4)
Net assets, at end of period (000s)	$114,328		$124,658		$85,988		$99,226	$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.49%		0.48	% (9)	0.57	% (9)	0.64%	0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.49%		0.52	% (8)	0.60	% (8)	0.60%	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.17%		1.08%		1.53%		1.24%	1.07%	1.06%
Portfolio Turnover Rate (5)	15	% (4)	168%		92%		42%	24%	16	% (4)

(1)	The Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire Corporate Bond ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2022		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2021	November 30, 2020	November 30, 2019		November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$25.89		$26.48	$25.69	$24.18		$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.14		0.27	0.45	0.64		0.56		0.18
Net realized and unrealized gain (loss) on investments	(2.07)		(0.57)	0.86	1.49		(0.81)		(0.09)
Total from investment operations	(1.93)		(0.30)	1.31	2.13		(0.25)		0.09
Less distributions from:
Net investment income	(0.09)		(0.29)	(0.44)	(0.62)		(0.52)		(0.14)
Net realized gains	(0.07)		—	(0.08)	—		(0.00	)(7)	—
Total distributions	(0.16)		(0.29)	(0.52)	(0.62)		(0.52)		(0.14)
Net asset value, end of period	$23.80		$25.89	$26.48	$25.69		$24.18		$24.95
Total return (6)	(7.32	)% (4)	(1.15)%	5.16%	8.91%		(0.99)%		0.37	% (4)
Net assets, at end of period (000s)	$226,119		$238,225	$166,829	$138,723		$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.43%		0.44%	0.49%	0.50	% (9)	0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.43%		0.44%	0.49%	0.58	% (8)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	1.12%		1.04%	1.75%	2.52%		2.27%		1.81%
Portfolio Turnover Rate (5)	5	% (4)	126%	35%	18%		5%		6	% (4)

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Inspire 100 ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2022		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2021	November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$44.17		$35.98	$29.52	$26.06	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.17		0.43	0.41	0.43	0.61	0.05
Net realized and unrealized gain (loss) on investments	(5.15)		8.39	6.43	3.35	0.19 (7)	0.64
Total from investment operations	(4.98)		8.82	6.84	3.78	0.80	0.69
Less distributions from:
Net investment income	(0.15)		(0.43)	(0.38)	(0.31)	(0.42)	—
Net realized gains	(6.66)		(0.20)	—	(0.01)	—	—
Return of capital	—		—	—	—	(0.01)	—
Total distributions	(6.81)		(0.63)	(0.38)	(0.32)	(0.43)	—
Net asset value, end of period	$32.38		$44.17	$35.98	$29.52	$26.06	$25.69
Total return (6)	(13.44	)% (4)	24.79%	23.50%	14.64%	3.09%	2.76	% (4)
Net assets, at end of period (000s)	$276,820		$452,533	$149,320	$92,986	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.46%		0.42%	0.48%	0.57%	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%		0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (3)	0.93%		1.04%	1.31%	1.59%	2.27%	2.41%
Portfolio Turnover Rate (5)	11	% (4)	100%	60%	23%	8%	0	% (4)

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire International ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2022		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2021	November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$33.64		$29.40	$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.48		0.81	0.36	(0.05)
Net realized and unrealized gain (loss) on investments	(2.01)		4.22	2.81	1.56
Total from investment operations	(1.53)		5.03	3.17	1.51
Less distributions from:
Net investment income	(0.15)		(0.79)	(0.28)	—
Net realized gains	(3.97)		—	—	—
Total distributions	(4.12)		(0.79)	(0.28)	—
Net asset value, end of period	$27.99		$33.64	$29.40	$26.51
Total return (6)	(5.32	)% (4)	17.11%	12.29%	6.04	% (4)
Net assets, at end of period (000s)	$120,378		$152,629	$77,902	$11,930
Ratio of net expenses to average net assets (3)	0.73%		0.69%	0.94%	2.44%
Ratio of net investment income (loss) to average net assets (3)	3.27%		2.38%	1.44%	(1.16)%
Portfolio Turnover Rate(5)	29	% (4)	106%	27%	0	% (4)

(1)	The Inspire International ESG ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year or Period Presented

	Six Months Ended
	May 31, 2022		Year Ended	Period Ended
	(Unaudited)		November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$30.09		$26.26	$25.00
Activity from investment operations:
Net investment income (2)	0.03		0.20	0.08
Net realized and unrealized gain (loss) on investments	(3.20)		4.93	1.21
Total from investment operations	(3.17)		5.13	1.29
Less distributions from:
Net investment income	(0.05)		(0.25)	(0.03)
Net realized gains	(2.60)		(1.05)	—
Total distributions	(2.65)		(1.30)	(0.03)
Net asset value, end of period	$24.27		$30.09	$26.26
Total return (6)	(11.58	)% (4)	20.49%	5.18	% (4)
Net assets, at end of period (000s)	$114,068		$143,802	$71,552
Ratio of net expenses to average net assets (3)	0.68%		0.69%	0.80%
Ratio of net investment income to average net assets (3)	0.27%		0.70%	0.81%
Portfolio Turnover Rate (5)	272	% (4)	114%	282	% (4)

(1)	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	May 31, 2022	Period Ended
	(Unaudited)	November 30, 2021 (1)
Net asset value, beginning of period	$29.30	$25.00
Activity from investment operations:
Net investment income (2)	0.14	0.08
Net realized and unrealized gain (loss) on investments	(5.12)	4.26
Total from investment operations	(4.98)	4.34
Less distributions from:
Net investment income	(0.09)	(0.04)
Net realized gains	(1.08)	—
Total distributions	(1.17)	(0.04)
Net asset value, end of period	$23.15	$29.30
Total return (4)(6)	(17.68)%	17.35%
Net assets, at end of period (000s)	$26,040	$43,944
Ratio of gross expenses to average net assets (3)	1.25%	1.02%
Ratio of net expenses to average net assets (3)	1.08%	1.02%
Ratio of net investment income to average net assets (3)	1.07%	0.27%
Portfolio Turnover Rate (4)(5)	54%	270%

(1)	The Inspire Faithward Mid Cap Momentum ESG ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Six Months Ended
	May 31, 2022	Period Ended
	(Unaudited)	November 30, 2021 (1)
Net asset value, beginning of period	$30.02	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.32	(0.11)
Net realized and unrealized gain (loss) on investments	(6.35)	5.13
Total from investment operations	(6.03)	5.02
Less distributions from:
Net investment income	(0.27)	—
Total distributions	(0.27)	—
Net asset value, end of period	$23.72	$30.02
Total return (4)(6)	(20.25)%	20.08%
Net assets, at end of period (000s)	$34,992	$52,538
Ratio of gross expenses to average net assets (3)	1.06%	1.09%
Ratio of net expenses to average net assets (3)	0.96%	1.09%
Ratio of net investment income (loss) to average net assets (3)	1.06%	(0.40)%
Portfolio Turnover Rate (4)(5)	33%	178%

(1)	The Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2022

1.	ORGANIZATION

The Inspire Global Hope ESG ETF (“BLES”), Inspire Small/Mid Cap ESG ETF (“ISMD”), Inspire Corporate Bond ESG ETF (“IBD”), Inspire 100 ESG ETF (“BIBL”), Inspire International ESG ETF (“WWJD”), Inspire Tactical Balanced ESG ETF (“RISN”), Inspire Faithward Mid Cap Momentum ESG ETF (“GLRY”), and Inspire Faithward Large Cap Momentum ESG ETF (“FEVR”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex-US Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. GLRY’s investment objective seeks to maximize growth and outperform the results (before fees and expenses) of the broader U.S. midcap stock market when Momentum is in favor. FEVR’s investment objective seeks to maximize growth with lower volatility than the broader U.S. large cap stock market when momentum is in favor. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY and FEVR commenced operations on December 7, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk - Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) . These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all environmental, social and governance (ESG) factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2022 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$133,376,510	$—	$—	$133,376,510
Warrant	106,206	—	—	106,206
Collateral For Securities Loaned	1,836,655	—	—	1,836,655
Total	$135,319,371	$—	$—	$135,319,371

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$113,374,871	$—	$—	$113,374,871
Collateral For Securities Loaned	746,849	—	—	746,849
Total	$114,121,720	$—	$—	$114,121,720

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$219,529,941	$—	$219,529,941
Total	$—	$219,529,941	$—	$219,529,941

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$275,990,139	$—	$—	$275,990,139
Total	$275,990,139	$—	$—	$275,990,139

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$117,678,866	$—	$—	$117,678,866
Warrant	7,474	—	—	7,474
Collateral For Securities Loaned	5,535,135	—	—	5,535,135
Total	$123,221,475	$—	$—	$123,221,475

RISN
Common Stocks	$11,738,124	$—	$—	$11,738,124
Exchange Traded Fund	90,362,482	—	—	90,362,482
Closed End Fund	11,405,813	—	—	11,405,813
Total	$113,506,419	$—	$—	$113,506,419

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$25,813,024	$—	$—	$25,813,024
Total	$25,813,024	$—	$—	$25,813,024

FEVR
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$34,744,965	$—	$—	$34,744,965
Total	$34,744,965	$—	$—	$34,744,965

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY and FEVR and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s November 30, 2022 year-end tax return. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
BLES	$26,263,960	$34,347,213
ISMD	$17,714,064	$24,292,470
IBD	$20,117,928	$10,181,751
BIBL	$33,819,964	$81,014,620
WWJD	$33,702,162	$32,483,543
RISN	$303,788,952	$310,806,799
GLRY	$15,278,026	$16,471,836
FEVR	$13,495,310	$13,561,757

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

For the six months ended May 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
BLES	$17,388,547	$—
ISMD	$18,198,493	$11,256,173
IBD	$21,733,206	$14,878,917
BIBL	$99,677,987	$23,392,589
WWJD	$32,550,516	$8,831,534
RISN	$27,024,351	$1,261,272
GLRY	$4,318,265	$16,059,345
FEVR	$10,670,398	$18,623,553

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged SevenOneSeven Capital Management, LTD as the sub-adviser (the “Sub-Adviser”) to manage the assets of GLRY and FEVR. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended May 31, 2022, each Fund incurred the following in advisory fees:

	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$208,917
ISMD	0.30%	$174,004
IBD	0.30%	$341,162
BIBL	0.30%	$452,305
WWJD	0.45%	$255,804
RISN	0.50%	$279,705
GLRY	0.65%	$91,190
FEVR	0.65%	$129,834

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL, GLRY and FEVR at least until March 31, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY and FEVR, respectively. Effective April 1, 2022, the BLES, ISMD and WWJD do not have a Waiver Agreement in place. BLES, ISMD, IBD, WWJD, and RISN currently do not have a Waiver Agreement in place.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2022, the Adviser waived fees and/or reimbursed expenses in the amount of $3,420, $118,293, $23,871 and 19,339 for BLES, BIBL, GLRY and FEVR, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2022	11/30/2023	11/30/2024
BIBL	$131,308	$133,196	$168,196

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY and FEVR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%
GLRY	$250	2.00%
FEVR	$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% as a percentage of the amount invested.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended November 30, 2021 and November 30, 2020 was as follows:

For the Year or Period Ended November 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$2,405,165	$—	$—	$2,405,165
ISMD	1,008,145	—	—	1,008,145
IBD	2,091,010	—	—	2,091,010
BIBL	3,163,725	—	—	3,163,725
WWJD	2,505,170	—	—	2,505,170
RISN	3,640,613	1,362	—	3,641,975
GLRY	58,050	—	—	58,050
FEVR	—	—	—	—

For the Year or Period Ended November 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$2,471,705	$—	$—	$2,471,705
ISMD	1,033,282	—	3,473	1,036,755
IBD	2,541,188	107,242	—	2,648,430
BIBL	1,183,515	—	—	1,183,515
WWJD	635,887	—	—	635,887
RISN	88,835	—	—	88,835
GLRY	—	—	—	—
FEVR	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $197,710 and $57,261 for fiscal years ended November 30, 2021 and November 30, 2020, respectively for WWJD, which have been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of November 30, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$2,907,992	$7,379,444	$—	$—	$—	$16,050,373	$26,337,809
ISMD	10,337,181	—	—	—	—	7,438,478	17,775,659
IBD	49,782	631,037	—	—	—	(2,495,545)	(1,814,726)
BIBL	11,104,133	34,380,565	—	—	—	17,139,218	62,623,916
WWJD	2,888,458	9,748,877	—	—	—	3,158,959	15,796,294
RISN	9,428,341	198,320	—	—	—	5,972,955	15,599,616
GLRY	1,669,937	—	—	—	—	(360,533)	1,309,404
FEVR	—	—	(125,649)	(367,667)	—	4,737,165	4,243,849

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, passive foreign investment companies, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. FEVR incurred and elected to defer such late year losses of $125,649.

At November 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
BLES	$—	$—	$—	$3,964,531
ISMD	—	—	—	17,448,628
IBD	—	—	—	448,880
BIBL	—	—	—	—
WWJD	—	—	—	1,093,235
RISN	—	—	—	—
GLRY	—	—	—	—
FEVR	367,667	—	367,667	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, non-deductible expenses and distribution reclasses, resulted in reclassifications for the Funds for the period ended November 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Deficit)
BLES	$6,502,995	$(6,502,995)
ISMD	2,313,742	(2,313,742)
IBD	2,131,401	(2,131,401)
BIBL	8,575,352	(8,575,352)
WWJD	5,312,560	(5,312,560)
RISN	742,028	(742,028)
GLRY	2,311,963	(2,311,963)
FEVR	2,868,335	(2,868,335)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
BLES	$136,152,757	$16,245,053	$(17,078,439)	$(833,386)
ISMD	118,217,661	9,383,184	(13,479,125)	(4,095,941)
IBD	240,264,418	—	(20,734,477)	(20,734,477)
BIBL	311,121,764	13,880,685	(49,012,310)	(35,131,625)
WWJD	135,850,266	6,295,972	(18,924,763)	(12,628,791)
RISN	113,074,430	1,548,119	(1,116,130)	431,989
GLRY	27,371,792	711,431	(2,270,199)	(1,558,768)
FEVR	39,704,237	1,810,413	(6,769,685)	(4,959,272)

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of May 31, 2022, the below table shows the securities loan and collateral for the loan both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. This cash is invested in the Fidelity Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value of
Ticker	Securities on Loan	Securities on Loan
BLES	$1,729,965	$1,836,655
ISMD	710,419	746,849
WWJD	5,270,950	5,535,135

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of May 31, 2022:

				Gross Amounts Not
				Offset in the Statement of
				Assets & Liabilities
		Gross	Net Amounts
		Amounts	of Assets
	Gross	Offset in the	Presented in
	Amounts of	Statement of	the Statement
	Recognized	Assets &	of Assets &	Financial	Collateral	Net
Fund	Assets	Liabilities	Liabilities	Instruments	Received	Amount
BLES Securities Lending	$1,836,655	$—	$1,836,655	$—	$1,836,655	$—
ISMD Securities Lending	$746,849	$—	$746,849	$—	$746,849	$—
WWJD Securities Lending	$5,535,135	$—	$5,535,135	$—	$5,535,135	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2022

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of November 30, 2021, the collateral consisted of institutional government money market funds.

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after May 31, 2022:

	Distribution Per Share	Record Date	Payable Date
BLES	$0.2692	6/27/2022	7/5/2022
ISMD	$0.1580	6/27/2022	7/5/2022
IBD	$0.0236	6/27/2022	7/5/2022
BIBL	$0.0793	6/27/2022	7/5/2022
WWJD	$0.3426	6/27/2022	7/5/2022
GLRY	$0.0704	6/27/2022	7/5/2022
FEVR	$0.0428	6/27/2022	7/5/2022

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2022

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	12/1/2021	5/31/2022	12/1/21 - 5/31/2022	12/1/21 - 5/31/2022
BLES	$1,000.00	$938.40	$2.62	0.54%
ISMD	$1,000.00	$947.40	$2.37	0.49%
IBD	$1,000.00	$926.80	$2.09	0.43%
BIBL	$1,000.00	$865.60	$1.63	0.35%
WWJD	$1,000.00	$946.80	$3.54	0.73%
RISN	$1,000.00	$884.20	$3.21	0.68%
GLRY	$1,000.00	$823.20	$4.91	1.08%
FEVR	$1,000.00	$797.50	$4.30	0.96%

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)(Continued)
May 31, 2022

	Beginning	Ending	Expenses Paid	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	12/1/2021	5/31/2022	12/1/21 - 5/31/2022	12/1/21 - 5/31/2022
BLES	$1,000.00	$1,022.23	$2.73	0.54%
ISMD	$1,000.00	$1,022.50	$2.46	0.49%
IBD	$1,000.00	$1,022.77	$2.19	0.43%
BIBL	$1,000.00	$1,023.19	$1.77	0.35%
WWJD	$1,000.00	$1,021.29	$3.68	0.73%
RISN	$1,000.00	$1,021.53	$3.44	0.68%
GLRY	$1,000.00	$1,019.54	$5.44	1.08%
FEVR	$1,000.00	$1,020.14	$4.84	0.96%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one -half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2022

Renewal of the Investment Advisory Agreement with Inspire Investing, LLC

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on January 19 and 20, 2022, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to Inspire 100 ESG ETF (“Inspire 100”), Inspire Corporate Bond ESG ETF (“Inspire Corporate Bond”), Inspire Global Hope ESG ETF (“Inspire Global Hope”), Inspire International ESG ETF (“Inspire International”), Inspire Small/Mid Cap ESG ETF (“Inspire Small/Mid Cap”) Inspire Tactical Balanced ESG ETF (“Inspire TBE”), Inspire Faithward Large Cap Momentum ESG ETF (“Inspire FLCM”) and Inspire Faithward Mid Cap Momentum ESG ETF (“Inspire FMCM”) (together “the Inspire ETFs”). In considering the renewal of the Inspire Advisory Agreement, the Trustees received materials specifically relating to the Inspire Advisory Agreement in advance of the Meeting.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided, including peer groups for each Inspire ETF that were independently sourced by Broadridge Financial Solutions, Inc. (“Broadridge”) and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the advisory agreement.

Nature, Extent and Quality of Services. The Trustees noted the investment experience and background of the key investment personnel responsible for servicing the Inspire ETFs. The Trustees discussed Inspire’s adherence to managing the Inspire ETFs to track their respective indexes, each of which utilizes the Inspire Impact Score© investment methodology. The Trustees noted Inspire’s commitment to building a strong infrastructure by adding to their staff. The Trustees reviewed Inspire’s practices for monitoring compliance as set forth in the investment adviser questionnaire response. The Trust CCO noted the adequacy of Inspire’s compliance program. The Trustees observed that Inspire selected broker/dealers on the basis of best execution. The Trustees noted that Inspire monitors daily trading on the listing exchange by, among other means, using a third-party data and analysis provider. After further discussion, the Trustees concluded that Inspire continues to have the ability to provide a level of service consistent with their expectations.

Performance. The Trustees discussed the reports prepared by Broadridge and reviewed the performance of each Inspire ETF as compared to its respective Inspire index that it seeks to track; and, secondarily compared to its Broadridge selected peer group and Morningstar category for the one year, three year and since inception periods. The Trustees considered each Inspire ETF’s respective investment objective and each of the Inspire ETF’s Broadridge selected peer group and Morningstar category, noting the shortage of direct comparisons because none were passively managed biblically responsible ETFs:

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2022

Inspire 100: The Trustees considered Inspire 100’s performance, noting that Inspire 100, a passively managed ETF, seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire 100’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire 100 under the Inspire Advisory Agreement was appropriate and that the quality of portfolio management services provided was satisfactory. The Trustees noted that the Inspire 100’s performance was lower than the Index for both the one- period and three-year periods. The Trustees recognized that unlike Inspire 100, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. In addition, the Trustees noted that Inspire 100 must maintain a certain amount of cash, which also contributes to tracking error. The Trustees noted Inspire 100’s performance was below its Morningstar Category median and Broadridge selected peer group median for the one-year period but above its Morningstar Category median and Broadridge selected median for the three-year period. The Trustees concluded Inspire 100’s performance was satisfactory.

Inspire Corporate Bond: The Trustees considered Inspire Corporate Bond’s performance noting that Inspire Corporate bond, a passively managed ETF, seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire Corporate Bond’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire Corporate Bond under the Inspire Advisory Agreement was appropriate and that the quality of the portfolio management services provided was satisfactory. The Trustees noted that Inspire Corporate Bond’s performance was lower than the Index for both periods, noting that unlike Inspire Corporate Bond, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. In addition, the Trustees noted that Inspire Corporate Bond must maintain a certain amount of cash, which also contributes to tracking error. The Trustees concluded Inspire Corporate Bond’s performance was satisfactory.

Inspire FLCM: The Trustees considered the performance of Inspire FLCM, an actively managed ETF, and discussed the reports prepared by Broadridge and reviewed the performance of Inspire FLCM as compared to its Broadridge selected peer group, Morningstar category and benchmark for the period since inception. The Trustees noted that Inspire FLCM outperformed its respective peer group and Morningstar category for the period since inception but underperformed its benchmark. The Trustees concluded that the performance for Inspire FLCM was satisfactory.

Inspire FMCM: The Trustees considered the performance of the ETF, an actively managed ETF, and discussed the reports prepared by Broadridge and reviewed the performance of Inspire FMCM as compared to its Broadridge selected peer group, Morningstar category for the period since inception. The Trustees noted that Inspire FMCM underperformed its respective peer group, Morningstar category and benchmark for the period since inception but was within the peer group and Morningstar ranges. The Trustees concluded that the performance for Inspire FMCM was satisfactory.

Inspire Global Hope: The Trustees considered Inspire Global Hope’s performance noting that Inspire Global Hope, a passively managed ETF, seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire Global Hope’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire Global Hope under the Inspire Advisory Agreement was appropriate and that the

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2022

quality was satisfactory. The Trustees noted Inspire Global Hope’s performance was lower than the Inspire benchmark index for the one-year and since inception periods and higher than the Inspire benchmark index for the three-year period, noting that unlike Inspire Global Hope, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. In addition, the Trustees noted that Inspire Global Hope must maintain a certain amount of cash, which also contributes to tracking error. It was noted that Inspire Global Hope outperformed its Morningstar Category median and peer group median for the one and three-year periods but underperformed them for the period since inception. The Trustees concluded Inspire Global Hope’s performance was satisfactory.

Inspire International: The Trustees considered the performance of Inspire International, a passively managed ETF, noting that Inspire International seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire International’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire International under the Inspire Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted Inspire International’s performance was higher than the Inspire benchmark index Inspire International tracks for the one-year period and since inception. While the outperformance of the index was a positive development for shareholders on an absolute basis, the Trustees noted the steps taken by Inspire to reduce tracking error. It was noted Inspire International outperformed its Morningstar Category and peer group for the one- year and since inception periods, ranking first in both its Morningstar Category and peer group for the one-year period. The Trustees concluded Inspire International’s performance was satisfactory.

Inspire Small/Mid Cap: The Trustees considered the performance of Inspire Small/Mid Cap, a passively managed ETF, noting that Inspire Small/Mid Cap seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire Small/Mid Cap’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire Small/Mid Cap under the Investment Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted Inspire Small/Mid Cap’s performance was lower than the Inspire benchmark index for the one-year period, three-year period and the period since inception, noting that unlike Inspire Small/Mid Cap, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. In addition, the Trustees noted that the ETF must maintain a certain amount of cash, which also contributes to tracking error. The Trustees noted Inspire Small/Mid Cap outperformed its Morningstar Category median and peer group median for the one-year period but underperformed for the period since inception. The Trustees concluded Inspire Small/Mid Cap’s performance was satisfactory.

Inspire TBE: The Trustees considered the performance of Inspire TBE, an actively managed ETF, and discussed the reports prepared by Broadridge and reviewed the performance of Inspire TBE as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year and since inception periods. The Trustees noted that Inspire TBE underperformed its respective peer group median but outperformed its Morningstar category median and benchmark for both periods. The Trustees concluded that the performance for Inspire TBE was satisfactory.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2022

Fees and Expenses.

Inspire 100: The Trustees evaluated Inspire 100’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and the Morningstar category average. The Trustees discussed Inspire 100’s net expense ratio and noted that it was higher that its Broadridge peer group average and Morningstar Category Average but within the range of listed peers of both. The Trustees considered that Inspire had a contractual expense limitation in place with respect to Inspire 100 and agreed to renew it for an additional year. The Trustees concluded that Inspire 100’s advisory fee was not unreasonable.

Inspire Corporate Bond: The Trustees evaluated Inspire Corporate Bond’s advisory fee, noting that the advisory fee of 0.45% was higher than the Broadridge Category peer group average and Morningstar category peer group average but below the Broadridge Category high. The Trustees discussed Inspire Corporate Bond’s net expense ratio and noted that it was higher than its peer group average and peer group median but below the Broadridge Category high. The Trustees concluded that Inspire Corporate Bond’s advisory fee was not unreasonable.

Inspire FLCM: The Trustees evaluated Inspire FLCM’s advisory fee, noting that the advisory fee of 0.65% was higher than the Broadridge Category average and peer group average but below the Broadridge Category and peer group high. The Trustees discussed Inspire FLCM’s net expense ratio and noted that it was higher than its Broadridge Category average and peer group average but below the Broadridge Category and peer group high. The Board noted that Inspire, out of its advisory fee, paid the sub-adviser of Inspire FLCM a sub- advisory fee of 0.35% of Inspire FLCM’s average net assets. The Trustees considered that effective April 1, 2022, Inspire was putting an expense limitation in place with respect to Inspire FLCM for one year. The Trustees concluded that Inspire FLCM’s advisory fee was not unreasonable.

Inspire FMCM: The Trustees evaluated Inspire FMCM’s advisory fee, noting that the advisory fee of 0.65% was lower than the Broadridge Category average and peer group average. The Trustees discussed Inspire FMCM’s net expense ratio and noted that it was higher than its Morningstar Category average and peer group median but below the Category high. They further noted that Inspire FMCM’s net expense ratio was higher than its assigned Morningstar category median and average. The Trustees noted that that Inspire, out of its advisory fee, paid the sub-adviser of Inspire FMCM a sub-advisory fee of 0.35% of Inspire FMCM’s average net assets. The Trustees considered that effective April 1, 2022, the Adviser was putting an expense limitation in place with respect to Inspire FMCM for one year. The Trustees concluded that Inspire FMCM’s advisory fee was not unreasonable.

Inspire Global Hope: The Trustees evaluated Inspire Global Hope’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and median and the Morningstar category average and median. The Trustees discussed Inspire Global Hope’s net expense ratio and noted that it was higher than its peer group average and median; and its assigned Morningstar category median and average but within the range of the category. The Board further considered the Inspire’s assertion that non-advisory fee related expenses were a driver of total operating expenses and that Inspire Global Hope’s advisory fee on an absolute basis was low given the services provided by Inspire. The Trustees concluded that the Inspire Global Hope’s advisory fee was not unreasonable.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2022

Inspire International: The Trustees evaluated Inspire Internationals advisory fee, noting that the advisory fee of 0.45% was higher than the Broadridge peer group average and below the Morningstar category high. The Trustees discussed Inspire International’s net expense ratio and noted that it was higher than its Broadridge peer group average but well below the Morningstar Category high. They further noted that Inspire International’s net expense ratio was higher than its assigned Morningstar category median and average but within the range of the category. The Trustees concluded that Inspire International’s advisory fee was not unreasonable.

Inspire Small/Mid Cap: The Trustees evaluated Inspire Small/Mid Cap’s advisory fee, noting that the advisory fee of 0.30% was lower than its peer group average and in line with its peer group average. The Trustees noted Inspire Small/Mid Cap’s advisory fee was slightly higher than its Broadridge peer group median and average. They further noted that Inspire Small/Mid Cap’s net expense ratio was higher than its assigned Morningstar category median and average but within the range of the category. The Trustees concluded that Inspire Small/Mid Cap’s advisory fee was not unreasonable.

Inspire TBE: The Trustees evaluated Inspire TBE’s advisory fee, noting that the advisory fee of 0.50% was lower than the Broadridge peer group median and average and below the Morningstar category median average. The Trustees discussed Inspire TBE’s net expense ratio and noted that it was lower than its Broadridge peer group average and median. They further noted that Inspire TBE’s net expense ratio was higher than its assigned Morningstar category median and average but within the range of the category. The Trustees concluded that Inspire TBE’s advisory fee was not unreasonable.

Profitability. The Trustees reviewed Inspire’s profitability analysis in connection with the advisory services it provides to each of the Inspire ETFs. The Trustees noted that Inspire was managing Inspire FLCM and Inspire FMCM at a loss. The Trustees noted Inspire was providing investment management services to Inspire Corporate Bond, Inspire Global Hope, Inspire International, Inspire Small/Mid Cap and Inspire TBE each at a modest profit. The Trustees concluded, therefore, that Inspire’s profitability with respect to each ETF was not excessive.

Economies of Scale. The Trustees noted Inspire’s assertion that economies of scale had not yet been reached. The Trustees noted that consideration of economies of scale would be revisited as each ETF’s assets grow significantly.

Conclusion. The Trustees relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Inspire as the Trustees believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees including all of the Independent Trustees, determined that, with respect to the re-approval of the Inspire Advisory Agreement with respect to each of the Inspire ETFs, (a) the terms of the Inspire Advisory Agreement were reasonable; (b) the advisory fee paid by each Inspire ETF was not unreasonable; and (c) the profitability of the Adviser earned, if any, under the Inspire Advisory Agreement was not excessive with respect to each of the Inspire ETFs and its respective shareholders. In considering the renewal of the Inspire Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively and determined that approval

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2022

of the renewal of the Inspire Advisory Agreement was in the best interests of each Inspire ETF and its respective shareholders, as appropriate.

Consideration of Renewal of Investment Sub-Advisory Agreement between Inspire and Seven One Seven Capital Management LLC (“SOS”

In connection with the Meeting held on January 19 and 20, 2022, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment sub-advisory agreement (the “SOS Sub-Advisory Agreement”) between Inspire and SOS with respect to Inspire FLCM and Inspire FMCM”) (together “the Inspire Faithward ETFs”

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the SOS Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the SOS Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that SOS, formed in 2019, had $713 million in assets under management at the end of the review period. The Trustees reviewed the background information of the key investment personnel who were responsible for providing sub-advisory services to Inspire FMCM and Inspire FLCM, taking into consideration their education and experience. The Trustees were comfortable with SOS’s financial condition. The Trustees noted that SOS uses its proprietary system of technical analysis to select investments and to manage the assets as Inspire FLCM and Inspire FMCM and noted the use of Bloomberg analytics to construct portfolio allocations. In consideration of the compliance policies and procedures for SOS, the Trustees noted Inspire’s belief that SOS has the capabilities, resources and personnel necessary to continue provide sub-advisory services to the Inspire Faithward ETFs in a compliant way. The Trustees concluded that SOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the SOS Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to Inspire FLCM and Inspire FMCM are satisfactory. Based on the information provided, including Inspire’s satisfaction with the services of SOS, the Trustees concluded that the nature, extent and quality of the service provided were acceptable.

Performance. The Trustees noted Inspire FLCM’s performance of 19.27% for the period since inception underperformed its benchmark performance of 24.04%. The Trustees noted Inspire FMCM’s performance of 18.75% underperformed its benchmark’s performance of 21.95%. The Trustees noted SOS’s assertion that momentum style investing had underperformed during the period. The Trustees agreed that SOS’s performance was acceptable, especially because the performance measurement period was still relatively short.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2022

Fees and Expenses. The Board noted that SOS received a sub-advisory fee of 0.35% of each Inspire Faithward ETF’s average net assets, which was paid by Inspire out of its advisory fee. The Trustees compared the Fund’s sub-advisory fee to the fees paid to SOS for managing separately managed accounts. After discussion, the Trustees concluded that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by SOS, acknowledging that SOS received a small profit in terms of actual dollars and percentage of revenue earned. They further noted that they agreed that with SOS’s assertion that the profits were reasonable based on the amount of research and intensive analysis required to select the Fund’s investments. After further discussion, the Trustees concluded that SOS’s profitability was not excessive.

Economies of Scale. The Trustees considered whether SOS had realized economies of scale with respect to the sub-advisory services provided to the Inspire Faithward ETFs. The Trustees agreed that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the breakpoints in the sub-advisory fee.

Conclusion. Having requested and received such information from SOS as the Trustees believed to be reasonably necessary to evaluate the terms of the SOS Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure was not unreasonable and that renewal of the SOS Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of the Inspire Faithward ETFs.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER
Inspire Investing, LLC
3597 E Monarch Sky Lane,
Suite 330
Meridian, ID 83646

INVESTMENT SUB-ADVISER
Seven One Seven Capital Management LTD
1755 Oregon Pike
Lancaster, PA 17601

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

INSPIRE-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/22